Mercer Core Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		DEBT OBLIGATIONS — 98.5%

		Asset Backed Securities — 10.7%
100,000		AmeriCredit Automobile Receivables Trust, Series 2019-1, Class B, 3.13%, due 02/18/25	102,148
200,000		AmeriCredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, due 02/18/25	207,850
400,000		AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, due 04/18/25	414,282
600,000		AmeriCredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, due 07/18/25	618,731
500,000		AmeriCredit Automobile Receivables Trust, Series 2020-1, Class B, 1.48%, due 01/21/25	508,495
100,000		AmeriCredit Automobile Receivables Trust, Series 2020-2, Class C, 1.48%, due 02/18/26	101,500
200,000		AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, 1.06%, due 08/18/26	201,591
1,650,000		AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C, 0.89%, due 10/19/26	1,648,915
400,000		AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01%, due 01/19/27	402,863
2,068,000		AMSR Trust, Series 2020-SFR4, Class A, 1.36%, due 11/17/37 144A	2,063,483
1,350,000		AMSR Trust, Series 2021-SFR1, Class A, 2.10%, due 06/17/38(b) 144A	1,364,199
1,529,000		AMSR Trust, Series 2021-SFR2, Class A, 1.59%, due 08/17/26(c) 144A	1,530,318
500,000		Anchorage Capital CLO 11, Ltd., Series 2019-11A, Class A, 1.61% (3 mo. USD LIBOR + 1.39%), due 07/22/32(d) 144A	500,610
3,500,000		Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class AR2, 1.27% (3 mo. USD LIBOR + 1.09%), due 01/28/31(d) 144A	3,502,789
424,790		Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, due 06/07/49 144A	437,285
494,265		Arbys Funding LLC, Series 2020-1A, Class A2, 3.24%, due 07/30/50 144A	519,190
1,550,000		ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, due 08/15/28 144A	1,579,959
4,663		Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A, 0.78% (1 mo. USD LIBOR + 0.69%), due 04/25/34(d)	4,667
506,000		Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, due 03/20/26 144A	530,170
297,000		Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.33%, due 08/20/26 144A	310,109
250,000		Benefit Street Partners CLO XII, Ltd., Series 2017-12A, Class A1, 1.43% (3 mo. USD LIBOR + 1.25%), due 10/15/30(d) 144A	250,206
1,250,000	EUR	BNPP AM Euro CLO BV, Series 2018-1A, Class AR, 0.60% (3 mo. EURIBOR + 0.60%), due 04/15/31(d) 144A	1,482,427
282,000		Bojangles Issuer LLC, Series 2020-1A, Class A2, 3.83%, due 10/20/50 144A	295,322
163,178		BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A, 3.28%, due 09/26/33 144A	171,326
366,000		Capital Automotive REIT, LP, Series 2020-1A, Class B1, 4.17%, due 02/15/50 144A	378,603
1,101,334		Capital One Prime Auto Receivables Trust, Series 2019-1, Class A3, 2.51%, due 11/15/23	1,115,922
2,500,000	EUR	Carlyle Euro CLO DAC, Series 2017-2A, Class A1R, 0.63% (3 mo. EURIBOR + 0.63%), due 08/15/30(d) 144A	2,970,731
1,750,000	EUR	Carlyle Global Market Strategies Euro CLO, Ltd., Series 2014-2A, Class AR1, 0.75% (3 mo. EURIBOR + 0.75%), due 11/15/31(d) 144A	2,065,833

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
497,130	Carlyle U.S. CLO, Ltd., Series 2017-1A, Class A1B, 1.42% (3 mo. USD LIBOR + 1.23%), due 04/20/31(d) 144A	497,486
400,000	CarMax Auto Owner Trust, Series 2020-4, Class C, 1.30%, due 08/17/26	405,363
300,000	CarMax Auto Owner Trust, Series 2021-2, Class C, 1.34%, due 02/16/27	300,381
1,283,640	CF Hippolyta LLC, Series 2020-1, Class A1, 1.69%, due 07/15/60 144A	1,305,580
518,000	CF Hippolyta LLC, Series 2021-1A, Class A1, 1.53%, due 03/15/61 144A	522,030
850,000	CIFC Funding CLO, Ltd., Series 2014-2RA, Class A1, 1.23% (3 mo. USD LIBOR + 1.05%), due 04/24/30(d) 144A	850,737
1,200,000	Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, due 10/13/30	1,407,993
710,955	CLI Funding VI LLC, Series 2020-1A, Class A, 2.08%, due 09/18/45 144A	718,092
567,559	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, due 02/18/46 144A	563,986
242,206	Commonbond Student Loan Trust, Series 2017-BGS, Class A1, 2.68%, due 09/25/42 144A	247,056
243,000	DataBank Issuer, Series 2021-1A, Class A2, 2.06%, due 02/27/51 144A	246,645
902,678	DB Master Finance LLC, Series 2017-1A, Class A2I, 3.63%, due 11/20/47 144A	917,881
196,403	DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47 144A	209,955
1,902,120	DB Master Finance LLC, Series 2019-1A, Class A2I, 3.79%, due 05/20/49 144A	1,935,924
112,000	Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, due 04/15/49 144A	111,885
3,826,000	DLLAA LLC, Series 2021-1A, Class A3, 0.67%, due 04/17/26 144A	3,829,209
599,850	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.12%, due 07/25/47 144A	649,965
1,774,000	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.66%, due 04/25/51 144A	1,842,942
154,937	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65%, due 02/15/24	155,485
200,000	Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42%, due 03/17/25	202,036
300,000	Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65%, due 07/15/25	300,653
353,115	Driven Brands Funding LLC, Series 2020-2A, Class A2, 3.24%, due 01/20/51 144A	364,475
580,000	FirstKey Homes Trust, 1.54%, due 08/17/28(c) 144A	579,997
382,000	FirstKey Homes Trust, 2.19%, due 08/17/28(c) 144A	381,993
2,833,718	FirstKey Homes Trust, Series 2020-SFR1, Class A, 1.34%, due 09/17/25 144A	2,836,868
1,710,217	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, due 10/19/37 144A	1,709,273
220,335	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.60%, due 07/25/47 144A	230,538
162,701	FOCUS Brands Funding LLC, Series 2017-1A, Class A2IB, 3.86%, due 04/30/47 144A	165,881
611,000	Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, due 08/15/31 144A	634,848
1,745,000	Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06%, due 04/15/33 144A	1,745,244
300,000	Ford Credit Auto Owner Trust, Series 2020-C, Class C, 1.04%, due 05/15/28	302,439
2,564,000	Ford Credit Floorplan Master Owner Trust, Series 2018-3, Class A1, 3.52%, due 10/15/23	2,588,982
573,000	Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A, 3.06%, due 04/15/26	611,577
453,000	Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class A, 1.06%, due 09/15/27	453,872
139,000	GM Financial Automobile Leasing Trust, Series 2021-2, Class A4, 0.41%, due 05/20/25	138,861
100,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C, 3.62%, due 06/17/24	103,807
501,490	GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3, 2.97%, due 11/16/23	506,914

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Asset Backed Securities — continued
300,000		GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class C, 1.04%, due 05/17/27	299,392
495,000		GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A, 2.90%, due 04/15/26 144A	525,483
224,000		GMF Floorplan Owner Revolving Trust, Series 2020-1, Class A, 0.68%, due 08/15/25 144A	224,927
315,000		Golub Capital Partners ABS Funding, Ltd., Series 2020-1A, Class A2, 3.21%, due 01/22/29 144A	315,213
301,000		Golub Capital Partners ABS Funding, Ltd., Series 2021-1A, Class A2, 2.77%, due 04/20/29 144A	302,850
156,302		Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, due 12/26/28 144A	160,131
112,256		Hilton Grand Vacations Trust, Series 2018-AA, Class A, 3.54%, due 02/25/32 144A	118,173
127,546		Home Equity Asset Trust, Series 2003-8, Class M1, 1.17% (1 mo. USD LIBOR + 1.08%), due 04/25/34(d)	127,801
275,000		Honda Auto Receivables Owner Trust, Series 2021-2, Class A4, 0.55%, due 08/16/27	274,316
750,000		HPS Loan Management CLO, Ltd., Series 15A-2019, Class A1, 1.50% (3 mo. USD LIBOR + 1.32%), due 07/22/32(d) 144A	750,835
2,000,000	EUR	Invesco Euro CLO I DAC, Series 1A, Class A1R, 0.65% (3 mo. EURIBOR + 0.65%), due 07/15/31(d) 144A	2,362,483
501,872		Invitation Homes Trust, Series 2018-SFR1, Class A, 0.78% (1 mo. USD LIBOR + 0.70%), due 03/17/37(d) 144A	503,082
241,178		Jack In The Box Funding LLC, Series 2019-1A, Class A21, 3.98%, due 08/25/49 144A	247,714
295,765		Jack In The Box Funding LLC, Series 2019-1A, Class A23, 4.97%, due 08/25/49 144A	326,640
125,180		Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2B, 2.81%, due 11/25/42 144A	127,006
225,956		Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.44%, due 05/25/59(e) 144A	226,628
2,000,000		Madison Park Funding XXXVIII, Ltd., Series 2021-38A, Class A, 1.25% (3 mo. USD LIBOR + 1.12%), due 07/17/34(d) 144A	2,001,810
741,126		MidOcean Credit CLO III, Series 2014-3A, Class A1R, 1.31% (3 mo. USD LIBOR + 1.12%), due 04/21/31(d) 144A	738,634
97,234		Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.47%, due 08/25/58(b) 144A	101,220
919,000		MMAF Equipment Finance LLC, Series 2021-A, Class A3, 0.56%, due 06/13/28 144A	918,071
89,321		Morgan Stanley ABS Capital I, Inc., Series 2003-NC10, Class M1, 1.11% (1 mo. USD LIBOR + 1.02%), due 10/25/33(d)	89,292
38,460		Morgan Stanley ABS Capital I, Inc., Series 2003-NC7, Class M1, 1.14% (1 mo. USD LIBOR + 1.05%), due 06/25/33(d)	38,521
107,780		MVW Owner Trust, Series 2018-1A, Class A, 3.45%, due 01/21/36 144A	111,772
77,098		Navient Private Education Loan Trust, Series 2016-AA, Class A2A, 3.91%, due 12/15/45 144A	81,436
257,456		Navient Private Education Refi Student Loan Trust, Series 2019-FA, Class A2, 2.60%, due 08/15/68 144A	262,578
741,770		Navient Private Education Refi Student Loan Trust, Series 2020-HA, Class A, 1.31%, due 01/15/69 144A	747,334
349,764		Navient Student Loan Trust, Series 2020-2A, Class A1A, 1.32%, due 08/26/69 144A	347,385
666,000		Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.58%, due 04/30/51 144A	688,688
174,457		New Century Home Equity Loan Trust, Series 2003-A, Class A, 0.81% (1 mo. USD LIBOR + 0.72%), due 10/25/33(d) 144A	171,859

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
57,517	New Residential Mortgage LLC, Series 2018-FNT2, Class A, 3.79%, due 07/25/54 144A	57,541
2,655,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.55%, due 02/15/25 144A	2,704,603
600,000	North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 0.98% (3 mo. USD LIBOR + 0.80%), due 07/25/36(d)	601,247
80,612	NRZ Excess Spread-Collateralized Notes, Series 2018-FNT1, Class A, 3.61%, due 05/25/23 144A	80,861
1,904,038	Oak Street Investment Grade Net Lease Fund, Series 2021-1A, Class A1, 1.48%, due 01/20/51 144A	1,909,964
250,000	OCP CLO, Ltd., Series 2017-13A, Class A1A, 1.44% (3 mo. USD LIBOR + 1.26%), due 07/15/30(d) 144A	250,175
120,822	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, due 03/14/29 144A	121,238
186,018	Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, due 02/15/27 144A	191,955
2,340,084	OZLM Funding IV CLO, Ltd., Series 2013-4A, Class A1R, 1.43% (3 mo. USD LIBOR + 1.25%), due 10/22/30(d) 144A	2,341,648
741,917	OZLM IX CLO, Ltd., Series 2014-9A, Class A1AR, 1.47% (3 mo. USD LIBOR + 1.28%), due 10/20/31(d) 144A	742,315
247,297	OZLM XI CLO, Ltd., Series 2015-11A, Class A1R, 1.44% (3 mo. USD LIBOR + 1.25%), due 10/30/30(d) 144A	247,439
500,000	OZLM XXIV CLO, Ltd., Series 2019-24A, Class A1A, 1.58% (3 mo. USD LIBOR + 1.39%), due 07/20/32(d) 144A	500,301
2,500,000	Palmer Square CLO, Ltd., Series 2015-1A, Class A1A4, 1.25% (3 mo. USD LIBOR + 1.13%), due 05/21/34(d) 144A	2,502,630
750,000	Palmer Square CLO, Ltd., Series 2018-2A, Class A1A, 1.28% (3 mo. USD LIBOR + 1.10%), due 07/16/31(d) 144A	750,614
2,000,000	Park Avenue Institutional Advisers CLO, Ltd., Series 2018-1A, Class A1AR, 1.19% (3 mo. USD LIBOR + 1.00%), due 10/20/31(d) 144A	2,001,052
277,000	PFS Financing Corp., Series 2020-E, Class A, 1.00%, due 10/15/25 144A	279,836
1,250,000	Pikes Peak CLO 4, Series 2019-4A, Class A, 1.55% (3 mo. USD LIBOR + 1.37%), due 07/15/32(d) 144A	1,250,625
649,359	Progress Residential Trust, Series 2019-SFR1, Class A, 3.42%, due 08/17/35 144A	659,829
1,329,000	Progress Residential Trust, Series 2019-SFR4, Class A, 2.69%, due 10/17/36 144A	1,362,163
1,313,000	Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, due 04/17/37 144A	1,333,789
1,364,000	Progress Residential Trust, Series 2021-SFR2, Class A, 1.55%, due 04/19/38 144A	1,369,548
5,991	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 4.93%, due 08/25/35(e)	6,206
250,000	Romark CLO II, Ltd., Series 2018-2A, Class A1, 1.35% (3 mo. USD LIBOR + 1.18%), due 07/25/31(d) 144A	250,156
739,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, due 04/20/45 144A	788,329
280,046	Santander Drive Auto Receivables Trust, Series 2019-3, Class B, 2.28%, due 09/15/23	280,513
400,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, due 10/15/25	404,623
500,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46%, due 09/15/25	505,895
600,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, due 01/15/26	605,634
400,000	Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.01%, due 01/15/26	402,586
900,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.75%, due 02/17/26	900,166
700,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90%, due 06/15/26	701,678
900,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, due 07/15/27	901,941

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
653,000	Santander Revolving Auto Loan Trust, Series 2019-A, Class A, 2.51%, due 01/26/32 144A	688,742
45,089	Saxon Asset Securities Trust, Series 2005-1, Class M1, 0.78% (1 mo. USD LIBOR + 0.69%), due 05/25/35(d)	45,173
383,175	Sesac Finance LLC, Series 2019-1, Class A2, 5.22%, due 07/25/49 144A	411,078
63,695	Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A, 3.20%, due 01/20/36 144A	65,953
500,000	Silver Creek CLO, Ltd., Series 2014-1A, Class AR, 1.43% (3 mo. USD LIBOR + 1.24%), due 07/20/30(d) 144A	500,296
2,159,640	Small Business Administration, Series 2013-20H, Class 1, 3.16%, due 08/01/33	2,310,596
1,320,304	Small Business Administration, Series 2013-20L, Class 1, 3.38%, due 12/01/33	1,428,786
1,837,710	Small Business Administration, Series 2014-20C, Class 1, 3.21%, due 03/01/34	1,968,419
758,285	Small Business Administration, Series 2014-20D, Class 1, 3.11%, due 04/01/34	808,134
641,079	Small Business Administration, Series 2014-20I, Class 1, 2.92%, due 09/01/34	682,642
2,396,730	Small Business Administration, Series 2019-25F, Class 1, 2.77%, due 06/01/44	2,593,032
960,317	Small Business Administration, Series 2020-25D, Class 1, 1.77%, due 04/01/45	980,896
37,312	SMB Private Education Loan Trust, Series 2015-C, Class A2A, 2.75%, due 07/15/27 144A	37,700
497,862	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.84%, due 06/15/37 144A	519,828
210,000	SMB Private Education Loan Trust, Series 2020-PTA, Class A2A, 1.60%, due 09/15/54 144A	212,330
316,321	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07%, due 01/15/53 144A	312,034
424,353	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, due 01/20/50 144A	449,829
660,227	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, due 02/25/44 144A	699,712
547,000	Stack Infrastructure Issuer LLC, Series 2019-2A, Class A2, 3.08%, due 10/25/44 144A	564,064
2,178,000	Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.88%, due 03/26/46 144A	2,190,271
650,129	STORE Master Funding LLC, Series 2014-1A, Class A2, 5.00%, due 04/20/44 144A	676,561
1,400,000	STORE Master Funding LLC, Series 2021-1A, Class A2, 2.96%, due 06/20/51 144A	1,466,564
196,769	Sunbird Engine Finance LLC, Series 2020-1A, Class A, 3.67%, due 02/15/45 144A	191,263
343,200	Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, due 11/25/48 144A	345,360
93,008	Telos CLO, Series 2013-3A, Class AR, 1.49% (3 mo. USD LIBOR + 1.30%), due 07/17/26(d) 144A	93,067
317,408	TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, due 02/20/46 144A	313,362
978,000	Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, due 11/25/31 144A	1,031,842
287,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, due 05/25/33 144A	292,030
2,200,000	Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, due 02/27/34 144A	2,203,648
1,535,977	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, due 03/17/38 144A	1,604,313
1,500,000	Trimaran Cavu CLO, Ltd., Series 2021-1A, Class A, 1.34% (3 mo. USD LIBOR + 1.21%), due 04/23/32(d) 144A	1,500,867
732,148	Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%, due 09/20/45 144A	737,959
442,395	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, due 03/20/46 144A	440,828
2,132,000	Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, due 09/15/45 144A	2,140,690
347,000	Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, due 09/15/45 144A	345,694

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
500,000	Venture XIX CLO, Ltd., Series 2014-19A, Class ARR, 1.44% (3 mo. USD LIBOR + 1.26%), due 01/15/32(d) 144A	500,251
3,462,000	Verizon Owner Trust, Series 2019-B, Class A1A, 2.33%, due 12/20/23	3,500,254
597,000	Verizon Owner Trust, Series 2020-B, Class A, 0.47%, due 02/20/25	598,754
455,048	VR Funding LLC, Series 2020-1A, Class A, 2.79%, due 11/15/50 144A	447,701
94,647	VSE VOI Mortgage LLC, Series 2017-A, Class A, 2.33%, due 03/20/35 144A	96,840
500,000	Wellfleet CLO, Ltd., Series 2018-3A, Class A1A, 1.44% (3 mo. USD LIBOR + 1.25%), due 01/20/32(d) 144A	500,268
750,000	Wellfleet CLO, Ltd., Series 2019-1A, Class A1, 1.53% (3 mo. USD LIBOR + 1.34%), due 07/20/32(d) 144A	750,415
547,155	Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, due 06/15/49 144A	586,585
1,787,000	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.37%, due 06/15/51 144A	1,810,441
39,888	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, due 12/20/30 144A	39,868
126,690	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.23%, due 03/15/45 144A	127,317
969,462	World Omni Auto Receivables Trust, Series 2019-B, Class A3, 2.59%, due 07/15/24	981,022
1,100,000	World Omni Select Auto Trust, Series 2019-A, Class B, 2.17%, due 12/15/25	1,122,442
200,000	World Omni Select Auto Trust, Series 2019-A, Class C, 2.38%, due 12/15/25	205,620
1,000,000	York CLO-2, Ltd., Series 2015-1A, Class AR, 1.33% (3 mo. USD LIBOR + 1.15%), due 01/22/31(d) 144A	1,000,784
3,500,000	York CLO-4, Ltd., Series 2016-2A, Class A1R, 1.28% (3 mo. USD LIBOR + 1.09%), due 04/20/32(d) 144A	3,502,310
750,000	York CLO-6, Ltd., Series 2019-1A, Class A1, 1.53% (3 mo. USD LIBOR + 1.35%), due 07/22/32(d) 144A	750,717
477,000	Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, due 07/30/51 144A	485,843

		143,915,746

	Corporate Debt — 36.3%
300,000	1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28 144A	304,125
490,000	1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/30 144A	474,687
449,000	7-Eleven, Inc., 2.80%, due 02/10/51 144A	419,653
1,650,000	AbbVie, Inc., 3.20%, due 11/21/29	1,793,354
300,000	AbbVie, Inc., 3.60%, due 05/14/25	327,518
450,000	AbbVie, Inc., 4.25%, due 11/21/49	540,193
1,400,000	AbbVie, Inc., 4.50%, due 05/14/35(f)	1,688,476
640,000	AbbVie, Inc., 4.55%, due 03/15/35	778,012
170,000	AbbVie, Inc., 4.70%, due 05/14/45	212,012
290,000	AbbVie, Inc., 4.75%, due 03/15/45	365,207
200,000	Abu Dhabi National Energy Co. PJSC, 2.00%, due 04/29/28 144A	201,560
203,256	ABY Transmision Sur SA, 6.88%, due 04/30/43 144A	259,833
323,000	Adani Ports & Special Economic Zone, Ltd., 3.10%, due 02/02/31(f) 144A	307,999
436,000	Advantage Sales & Marketing, Inc., 6.50%, due 11/15/28 144A	460,418
1,340,000	Advocate Health & Hospitals Corp., 2.21%, due 06/15/30	1,363,128
620,000	AECOM, 5.13%, due 03/15/27	692,310
400,000	AEP Texas, Inc., 3.80%, due 10/01/47	438,912
260,000	AEP Transmission Co. LLC, 3.80%, due 06/15/49	300,903
397,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, due 01/30/26	392,545
432,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.88%, due 08/14/24	452,102
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, due 07/21/27(f)	160,339
1,600,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 04/03/26	1,757,872

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
252,000	AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	264,020
370,000	Aetna, Inc., 4.75%, due 03/15/44	459,683
137,000	Affinity Gaming, 6.88%, due 12/15/27 144A	145,884
233,000	Ahern Rentals, Inc., 7.38%, due 05/15/23 144A	211,194
690,361	Air Canada Pass Through Trust, 3.60%, due 09/15/28 144A	703,600
154,835	Air Canada Pass Through Trust, 3.70%, due 07/15/27 144A	151,263
113,686	Air Canada Pass Through Trust, 4.13%, due 11/15/26 144A	117,295
169,000	Air Lease Corp., 3.63%, due 12/01/27	181,922
180,000	Air Lease Corp., (MTN), 2.88%, due 01/15/26	189,269
199,000	Aircastle, Ltd., 5.50%, due 02/15/22	204,941
231,000	Aker BP ASA, 2.88%, due 01/15/26 144A	243,530
170,000	Aker BP ASA, 3.00%, due 01/15/25 144A	178,730
1,000,000	Aker BP ASA, 3.75%, due 01/15/30 144A	1,080,170
427,000	Aker BP ASA, 4.00%, due 01/15/31 144A	469,867
95,832	Alaska Airlines Pass Through Trust, 8.00%, due 02/15/27 144A	107,625
118,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons LLC, 3.25%, due 03/15/26 144A	120,021
296,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons LLC, 3.50%, due 03/15/29 144A	293,040
157,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons LLC, 4.88%, due 02/15/30 144A	167,641
2,895,000	Alexandria Real Estate Equities, Inc. REIT, 2.00%, due 05/18/32	2,823,452
572,000	Ally Financial, Inc., 5.13%, due 09/30/24	644,898
279,000	Ally Financial, Inc., 5.80%, due 05/01/25	324,400
63,000	Alta Equipment Group, Inc., 5.63%, due 04/15/26 144A	64,775
224,000	Altera Infrastructure, LP/Teekay Offshore Finance Corp., 8.50%, due 07/15/23 144A	206,014
210,000	Altria Group, Inc., 3.40%, due 05/06/30(f)	221,715
600,000	Altria Group, Inc., 3.40%, due 02/04/41	573,204
841,000	Amazon.com, Inc., 3.15%, due 08/22/27	929,738
425,000	Amazon.com, Inc., 4.05%, due 08/22/47	519,412
386,000	AMC Entertainment Holdings, Inc., 12.00% (10.00% Cash or 12.00% PIK), due 06/15/26 144A	395,650
212,818	American Airlines Pass Through Trust, 3.15%, due 08/15/33	219,991
705,150	American Airlines Pass Through Trust, 3.38%, due 11/01/28	702,132
369,831	American Airlines Pass Through Trust, 3.50%, due 08/15/33	359,152
187,630	American Airlines Pass Through Trust, 3.60%, due 04/15/31	185,991
202,860	American Airlines Pass Through Trust, 3.65%, due 08/15/30	209,573
89,952	American Airlines Pass Through Trust, 3.70%, due 11/01/24	88,227
111,090	American Airlines Pass Through Trust, 4.00%, due 08/15/30	112,376
274,965	American Airlines Pass Through Trust, 4.10%, due 07/15/29	273,675
700,000	American Express Co., 3.40%, due 02/27/23	733,002
483,000	American Homes 4 Rent, LP REIT, 4.25%, due 02/15/28	543,285
1,780,000	American Honda Finance Corp., (MTN), 0.88%, due 07/07/23	1,796,907
1,400,000	American International Group, Inc., 4.88%, due 06/01/22	1,457,598
735,000	American Tower Corp. REIT, 3.55%, due 07/15/27	808,953
239,000	American Tower Corp. REIT, 3.80%, due 08/15/29	266,547
575,000	American Water Capital Corp., 2.80%, due 05/01/30	610,075
300,000	AmeriGas Partners, LP/AmeriGas Finance Corp., 5.50%, due 05/20/25	330,133
250,000	AmeriGas Partners, LP/AmeriGas Finance Corp., 5.88%, due 08/20/26	280,225
386,000	AmerisourceBergen Corp., 2.80%, due 05/15/30	402,797

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
665,000	Amgen, Inc., 2.20%, due 02/21/27	690,999
158,000	ANGI Group LLC, 3.88%, due 08/15/28 144A	157,246
150,000	Anglo American Capital Plc, 4.75%, due 04/10/27 144A	172,655
2,664,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	3,377,865
367,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, due 04/15/48	448,913
350,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, due 01/23/49	481,831
260,000	Antero Midstream Partners, LP/Antero Midstream Finance Corp., 5.38%, due 06/15/29 144A	271,376
361,000	Antero Resources Corp., 5.00%, due 03/01/25(f)	369,924
57,000	Antero Resources Corp., 5.38%, due 03/01/30 144A	58,247
146,000	Anthem, Inc., 2.25%, due 05/15/30	147,474
455,000	Anthem, Inc., 3.60%, due 03/15/51	500,968
5,000	Anthem, Inc., 5.10%, due 01/15/44	6,606
750,000	Apple, Inc., 3.85%, due 08/04/46	895,560
355,000	APX Group, Inc., 7.63%, due 09/01/23	365,206
225,000	Aquarion Co., 4.00%, due 08/15/24 144A	244,090
97,000	Arconic Corp., 6.00%, due 05/15/25 144A	103,505
178,000	Arconic Corp., 6.13%, due 02/15/28 144A	191,477
234,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.00%, due 02/15/25 144A	242,009
535,000	Ares Capital Corp., 2.15%, due 07/15/26	532,530
332,000	Ares Capital Corp., 2.88%, due 06/15/28	337,504
353,000	Ares Capital Corp., 3.88%, due 01/15/26	378,444
230,000	Ares Capital Corp., 4.20%, due 06/10/24	247,272
146,000	Asbury Automotive Group, Inc., 4.75%, due 03/01/30	152,826
710,000	Ascension Health, 2.53%, due 11/15/29	747,544
150,000	Ascension Health, 3.11%, due 11/15/39	160,673
266,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 06/30/29 144A	266,332
140,000	Ashtead Capital, Inc., 4.38%, due 08/15/27 144A	147,000
155,000	Astrazeneca Finance LLC, 2.25%, due 05/28/31(f)	157,565
700,000	AT&T, Inc., 1.30% (3 mo. USD LIBOR + 1.18%), due 06/12/24(d)	718,492
274,000	AT&T, Inc., 2.30%, due 06/01/27	283,627
2,108,000	AT&T, Inc., 2.55%, due 12/01/33 144A	2,090,537
150,000	AT&T, Inc., 2.63%, due 12/01/22	153,953
760,000	AT&T, Inc., 3.10%, due 02/01/43	746,196
1,272,000	AT&T, Inc., 3.50%, due 06/01/41	1,323,667
1,140,000	AT&T, Inc., 3.50%, due 09/15/53 144A	1,147,054
122,000	AT&T, Inc., 3.65%, due 06/01/51	126,979
410,000	AT&T, Inc., 3.65%, due 09/15/59 144A	416,404
25,000	AT&T, Inc., 4.30%, due 02/15/30	28,918
144,000	Atento Luxco 1 SA, 8.00%, due 02/10/26 144A	157,128
211,000	Athene Holding, Ltd., 3.50%, due 01/15/31	225,198
100,000	Atkore, Inc., 4.25%, due 06/01/31 144A	101,409
41,000	ATS Automation Tooling Systems, Inc., 4.13%, due 12/15/28 144A	42,115
130,000	Australia & New Zealand Banking Group, Ltd., 6.75% (5 yr. USD ICE swap + 5.17%)(d) (g) 144A	152,940
128,000	Autodesk, Inc., 2.85%, due 01/15/30	135,212

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
209,000	AutoNation, Inc., 4.75%, due 06/01/30	247,460
139,000	AXA SA, 8.60%, due 12/15/30	211,382
1,300,000	Bacardi, Ltd., 4.70%, due 05/15/28 144A	1,515,435
942,000	BAE Systems Finance, Inc., 7.50%, due 07/01/27 144A	1,223,334
696,000	BAE Systems Holdings, Inc., 3.85%, due 12/15/25 144A	769,190
1,309,000	BAE Systems Plc, 3.40%, due 04/15/30 144A	1,424,110
321,000	Bally’s Corp., 6.75%, due 06/01/27 144A	342,481
200,000	Banco Santander SA, 3.85%, due 04/12/23	211,720
300,000	Banco Santander SA, 4.38%, due 04/12/28(f)	343,302
517,000	Bank of America Corp., 2.59% (SOFR + 2.15%), due 04/29/31(d)	533,368
2,916,000	Bank of America Corp., 2.69% (SOFR + 1.32%), due 04/22/32(d)	3,001,927
877,000	Bank of America Corp., 4.24% (3 mo. USD LIBOR + 1.81%), due 04/24/38(d)	1,044,419
160,000	Bank of America Corp., 5.13% (3 mo. USD LIBOR + 3.30%)(d) (g)	170,500
669,000	Bank of America Corp., 6.30% (3 mo. USD LIBOR + 4.55%)(d) (g)	772,384
2,467,000	Bank of America Corp., (MTN), 2.09% (SOFR + 1.06%), due 06/14/29(d)	2,489,368
610,000	Bank of America Corp., (MTN), 2.50% (3 mo. USD LIBOR + 0.99%), due 02/13/31(d)	623,468
160,000	Bank of America Corp., (MTN), 2.88% (3 mo. USD LIBOR + 1.19%), due 10/22/30(d)	168,676
616,000	Bank of America Corp., (MTN), 3.25%, due 10/21/27	668,725
1,970,000	Bank of America Corp., (MTN), 3.50%, due 04/19/26	2,171,359
755,000	Bank of America Corp., (MTN), 3.59% (3 mo. USD LIBOR + 1.37%), due 07/21/28(d)	831,972
493,000	Bank of America Corp., (MTN), 3.95%, due 04/21/25	541,431
500,000	Bank of America Corp., (MTN), 4.13%, due 01/22/24	544,588
210,000	Bank of America Corp., (MTN), 4.27% (3 mo. USD LIBOR + 1.31%), due 07/23/29(d)	241,437
213,000	Bank of America Corp., (MTN), 4.33% (3 mo. USD LIBOR + 1.52%), due 03/15/50(d)	262,687
825,000	Bank of America Corp., (MTN), 4.45%, due 03/03/26	937,449
575,000	Barclays Plc, 3.68%, due 01/10/23	584,877
264,000	Barclays Plc, 4.38%, due 01/12/26	295,759
400,000	Barclays Plc, 4.97% (3 mo. USD LIBOR + 1.90%), due 05/16/29(d)	468,784
770,000	BAT Capital Corp., 3.22%, due 08/15/24	818,278
157,000	Bausch Health Cos., Inc., 5.25%, due 01/30/30 144A	146,206
348,000	Bausch Health Cos., Inc., 6.13%, due 04/15/25 144A	357,135
348,000	Bausch Health Cos., Inc., 6.25%, due 02/15/29 144A	344,624
270,000	Bayer US Finance II LLC, 4.20%, due 07/15/34 144A	305,083
205,000	Beacon Roofing Supply, Inc., 4.13%, due 05/15/29(f) 144A	204,752
605,000	Berkshire Hathaway Energy Co., 3.70%, due 07/15/30	686,770
85,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	117,576
1,312,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,849,337
1,530,000	Berry Global, Inc., 1.57%, due 01/15/26 144A	1,532,448
1,015,000	Blackstone Holdings Finance Co. LLC, 2.80%, due 09/30/50 144A	1,015,785
542,000	Blackstone Holdings Finance Co. LLC, 3.15%, due 10/02/27 144A	588,443
700,000	BNP Paribas SA, 1.68% (SOFR + 0.91%), due 06/30/27(d) 144A	700,186
310,000	BNP Paribas SA, 3.38%, due 01/09/25 144A	332,750
200,000	BNP Paribas SA, 4.38%, due 09/28/25 144A	221,399
210,000	BOC Aviation USA Corp., 1.63%, due 04/29/24 144A	211,794
2,080,000	Boeing Co. (The), 2.20%, due 02/04/26	2,100,212

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
419,000	Boeing Co. (The), 3.20%, due 03/01/29	440,155
185,000	Boeing Co. (The), 3.75%, due 02/01/50	191,164
295,000	Boeing Co. (The), 3.95%, due 08/01/59	309,492
577,000	Boeing Co. (The), 5.04%, due 05/01/27	666,087
445,000	Boeing Co. (The), 5.15%, due 05/01/30	527,372
349,000	Boeing Co. (The), 5.81%, due 05/01/50	470,746
44,000	Boise Cascade Co., 4.88%, due 07/01/30 144A	46,840
410,000	Booking Holdings, Inc., 4.63%, due 04/13/30	489,963
400,000	BP Capital Markets America, Inc., 2.94%, due 04/06/23	417,315
338,000	BPCE SA, 4.50%, due 03/15/25 144A	372,847
273,000	Braskem Netherlands Finance BV, 4.50%, due 01/31/30 144A	285,138
310,000	Braskem Netherlands Finance BV, 8.50% (5 yr. CMT + 8.22%), due 01/23/81(d) 144A	361,568
230,000	BRF SA, 5.75%, due 09/21/50(f) 144A	236,694
362,000	Brighthouse Financial, Inc., 3.70%, due 06/22/27(f)	394,018
115,000	Brightstar Escrow Corp., 9.75%, due 10/15/25 144A	124,255
715,000	Bristol-Myers Squibb Co., 2.25%, due 08/15/21	716,765
55,000	Bristol-Myers Squibb Co., 4.13%, due 06/15/39	66,517
103,000	Bristol-Myers Squibb Co., 5.00%, due 08/15/45	141,103
83,470	British Airways Pass Through Trust, 4.13%, due 03/20/33 144A	85,116
107,868	British Airways Pass Through Trust, 4.25%, due 05/15/34 144A	116,502
86,900	British Airways Pass Through Trust, Class B, 8.38%, due 11/15/28 144A	100,696
249,000	Broadcom, Inc., 3.15%, due 11/15/25	267,038
1,538,000	Broadcom, Inc., 3.42%, due 04/15/33 144A	1,616,919
1,966,000	Broadcom, Inc., 4.11%, due 09/15/28	2,213,614
1,772,000	Broadcom, Inc., 4.75%, due 04/15/29(f)	2,063,171
1,281,000	Broadcom, Inc., 5.00%, due 04/15/30	1,512,838
1,171,000	Brookfield Finance, Inc., 2.72%, due 04/15/31	1,206,729
162,000	Brookfield Residential Properties, Inc./Brookfield Residential US LLC, 5.00%, due 06/15/29 144A	163,704
32,000	Builders FirstSource, Inc., 5.00%, due 03/01/30 144A	33,692
56,000	Builders FirstSource, Inc., 6.75%, due 06/01/27 144A	60,146
140,000	C&W Senior Financing DAC, 6.88%, due 09/15/27 144A	149,877
99,000	Cable One, Inc., 4.00%, due 11/15/30 144A	99,495
100,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, due 07/01/25 144A	105,500
750,000	Calpine Corp., 3.75%, due 03/01/31 144A	715,256
509,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15(h)	790,258
451,000	Cantor Fitzgerald, LP, 4.88%, due 05/01/24 144A	494,625
1,595,000	Capital One Financial Corp., 3.30%, due 10/30/24	1,719,000
180,000	Cargill, Inc., 2.13%, due 04/23/30 144A	182,602
1,000,000	Carlyle Holdings Finance LLC, 3.88%, due 02/01/23 144A	1,049,333
67,000	Catalent Pharma Solutions, Inc., 3.13%, due 02/15/29 144A	64,978
55,000	Catalent Pharma Solutions, Inc., 5.00%, due 07/15/27 144A	57,556
113,000	CCM Merger, Inc., 6.38%, due 05/01/26 144A	119,103
220,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 06/01/33 144A	225,392
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, due 06/01/29 144A	229,813
124,000	CDW LLC/CDW Finance Corp., 3.25%, due 02/15/29	125,792
450,000	CDW LLC/CDW Finance Corp., 5.50%, due 12/01/24	502,191
220,000	Cemex SAB de CV, 3.88%, due 07/11/31 144A	223,905
279,000	Cemex SAB de CV, 5.20%, due 09/17/30 144A	307,614

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
210,000	Cemex SAB de CV, 7.38%, due 06/05/27 144A	237,321
224,000	Cenovus Energy, Inc., 3.95%, due 04/15/22	228,037
240,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	297,626
425,000	Centene Corp., 2.50%, due 03/01/31	419,687
328,000	Centene Corp., 3.00%, due 10/15/30	337,358
143,000	Centene Corp., 3.38%, due 02/15/30	149,675
103,000	Centene Corp., 4.25%, due 12/15/27	108,665
163,000	Centene Corp., 4.63%, due 12/15/29	179,466
284,000	Centene Corp., 5.38%, due 06/01/26 144A	297,135
335,000	CenterPoint Energy, Inc., 3.70%, due 09/01/49	358,170
50,000	Charles River Laboratories International, Inc., 4.25%, due 05/01/28 144A	51,766
125,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, due 02/01/32	120,333
750,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, due 04/01/31	767,611
796,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%, due 06/01/52	812,826
577,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	653,847
5,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, due 07/23/22	5,177
1,064,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 03/01/50	1,224,334
270,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 05/01/47	331,415
846,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.75%, due 04/01/48	1,078,634
1,964,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	2,629,418
940,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/45	1,296,748
519,000	Cheniere Energy Partners, LP, 4.00%, due 03/01/31 144A	543,004
433,000	Cheniere Energy Partners, LP, 4.50%, due 10/01/29	466,016
643,000	Chevron Corp., 2.00%, due 05/11/27	664,097
92,000	Choice Hotels International, Inc., 3.70%, due 12/01/29	99,951
302,000	Choice Hotels International, Inc., 3.70%, due 01/15/31	327,813
1,790,000	Cigna Corp., 3.40%, due 03/01/27	1,964,945
660,000	Cigna Corp., 4.38%, due 10/15/28	768,182
295,000	Cigna Corp., 4.80%, due 07/15/46	375,613
245,000	Cigna Corp., 4.90%, due 12/15/48	316,115
185,000	Cimarex Energy Co., 4.38%, due 06/01/24	201,428
330,000	Cimpress Plc, 7.00%, due 06/15/26 144A	348,313
953,000	Citigroup, Inc., 2.56% (SOFR + 1.17%), due 05/01/32(d)	970,781
689,000	Citigroup, Inc., 3.20%, due 10/21/26	747,074
2,487,000	Citigroup, Inc., 3.40%, due 05/01/26	2,716,859
625,000	Citigroup, Inc., 3.52% (3 mo. USD LIBOR + 1.15%), due 10/27/28(d)	684,829
310,000	Citigroup, Inc., 3.67% (3 mo. USD LIBOR + 1.39%), due 07/24/28(d)	342,211
1,585,000	Citigroup, Inc., 3.89% (3 mo. USD LIBOR + 1.56%), due 01/10/28(d)	1,765,430
1,400,000	Citigroup, Inc., 4.08% (3 mo. USD LIBOR + 1.19%), due 04/23/29(d)	1,589,371
180,000	Citigroup, Inc., 4.40%, due 06/10/25	201,176

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
440,000	Citigroup, Inc., 4.41% (SOFR + 3.91%), due 03/31/31(d)	514,281
881,000	Citigroup, Inc., 4.60%, due 03/09/26	1,003,583
998,000	Citigroup, Inc., 4.70% (SOFR + 3.23%)(d) (g)	1,031,658
150,000	Citigroup, Inc., 5.50%, due 09/13/25	174,816
426,000	Citigroup, Inc., 6.25% (3 mo. USD LIBOR + 4.52%)(d) (g)	498,833
509,000	Citizens Financial Group, Inc., 3.25%, due 04/30/30(f)	552,013
975,000	Citrix Systems, Inc., 1.25%, due 03/01/26	963,518
104,000	Clarivate Science Holdings Corp., 3.88%, due 06/30/28 144A	105,077
106,000	Clarivate Science Holdings Corp., 4.88%, due 06/30/29 144A	108,915
45,000	Clean Harbors, Inc., 4.88%, due 07/15/27 144A	47,276
102,000	Clear Channel Outdoor Holdings, Inc., 7.75%, due 04/15/28 144A	106,978
524,000	Cleveland Clinic Foundation (The), 4.86%, due 01/01/14(h)	745,328
169,000	CNA Financial Corp., 2.05%, due 08/15/30(f)	166,180
122,000	CNO Financial Group, Inc., 5.25%, due 05/30/25	138,461
445,000	CNO Financial Group, Inc., 5.25%, due 05/30/29	530,187
429,000	Comcast Corp., 3.30%, due 04/01/27	473,094
1,007,000	Comcast Corp., 3.40%, due 04/01/30	1,112,561
2,400,000	Comcast Corp., 3.95%, due 10/15/25	2,690,636
5,000	Comcast Corp., 3.97%, due 11/01/47	5,831
1,047,000	Comcast Corp., 4.15%, due 10/15/28	1,212,780
20,000	Comcast Corp., 6.50%, due 11/15/35	29,180
54,000	Commercial Metals Co., 5.38%, due 07/15/27	57,284
1,419,000	CommonSpirit Health, 2.76%, due 10/01/24	1,494,956
357,000	CommonSpirit Health, 4.19%, due 10/01/49	411,511
350,000	Commonwealth Edison Co., 4.00%, due 03/01/48	421,661
326,000	Connect Finco SARL/Connect US Finco LLC, 6.75%, due 10/01/26 144A	345,156
940,000	ConocoPhillips, 3.75%, due 10/01/27 144A	1,057,372
45,000	ConocoPhillips, 4.88%, due 10/01/47 144A	59,361
65,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	76,685
350,000	Consolidated Edison Co. of New York, Inc., 4.50%, due 12/01/45	424,055
133,000	Constellation Brands, Inc., 3.15%, due 08/01/29	142,832
552,683	Continental Airlines Pass Through Trust, 5.98%, due 10/19/23	565,329
141,000	Continental Resources, Inc., 4.50%, due 04/15/23	147,120
451,000	CoStar Group, Inc., 2.80%, due 07/15/30 144A	458,893
212,000	Cox Communications, Inc., 1.80%, due 10/01/30 144A	202,402
970,000	Cox Communications, Inc., 2.60%, due 06/15/31 144A	985,621
1,876,000	Cox Communications, Inc., 3.35%, due 09/15/26 144A	2,040,313
1,750,000	Cox Communications, Inc., 3.50%, due 08/15/27 144A	1,923,327
250,000	Credit Agricole SA, 2.81%, due 01/11/41(f) (i)	237,644
536,000	Credit Agricole SA, 3.25%, due 01/14/30 144A	565,197
250,000	Credit Agricole SA, 3.75%, due 04/24/23 144A	264,529
225,000	Credit Agricole SA, 7.88% (5 yr. USD swap + 4.90%)(d) (f) (g) 144A	254,813
2,278,000	Credit Suisse Group AG, 1.31% (SOFR + 0.98%), due 02/02/27(d) 144A	2,233,466
48,000	Crowdstrike Holdings, Inc., 3.00%, due 02/15/29	48,106
238,000	Crown Castle International Corp. REIT, 2.25%, due 01/15/31	235,170
510,000	Crown Castle International Corp. REIT, 3.30%, due 07/01/30	547,160
492,000	Crown Castle International Corp. REIT, 3.65%, due 09/01/27	543,070
193,000	Crown Castle International Corp. REIT, 3.80%, due 02/15/28	214,594
85,000	Crown Castle International Corp. REIT, 4.15%, due 07/01/50	97,395
270,000	CSC Holdings LLC, 3.38%, due 02/15/31 144A	255,485

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
450,000		CSC Holdings LLC, 6.75%, due 11/15/21	459,952
247,000		CSI Compressco, LP/CSI Compressco Finance, Inc., 7.50%, due 04/01/25(f) 144A	251,199
230,334		CSI Compressco, LP/CSI Compressco Finance, Inc., 10.00% (10.00% Cash or 7.25% plus 3.50% PIK), due 04/01/26 144A	210,756
72,000		CSI Compressco, LP/CSI Compressco Finance, Inc., 7.50%, due 04/01/25 144A	73,224
414,000		CSN Inova Ventures, 6.75%, due 01/28/28 144A	458,401
119,000		CVR Partners, LP/CVR Nitrogen Finance Corp., 6.13%, due 06/15/28 144A	122,124
254,000		CVS Health Corp., 2.70%, due 08/21/40	246,669
96,000		CVS Health Corp., 3.70%, due 03/09/23	101,123
333,000		CVS Health Corp., 3.75%, due 04/01/30	373,133
521,000		CVS Health Corp., 4.30%, due 03/25/28	599,010
470,000		CVS Health Corp., 4.78%, due 03/25/38	579,078
512,000		CVS Health Corp., 5.05%, due 03/25/48	666,260
130,000		CVS Health Corp., 5.13%, due 07/20/45	169,363
642,631		CVS Pass-Through Trust, 6.94%, due 01/10/30	782,006
1,723,779		CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	2,184,748
220,000		Cydsa SAB de CV, 6.25%, due 10/04/27 144A	232,630
161,000		CyrusOne, LP/CyrusOne Finance Corp. REIT, 2.15%, due 11/01/30	153,246
349,000		CyrusOne, LP/CyrusOne Finance Corp. REIT, 3.45%, due 11/15/29	371,545
229,000		DAE Funding LLC, 2.63%, due 03/20/25 144A	233,595
1,135,000		Daimler Finance North America LLC, 2.55%, due 08/15/22 144A	1,161,988
155,000		Daimler Finance North America LLC, 3.50%, due 08/03/25 144A	169,440
45,000		Dave & Buster’s, Inc., 7.63%, due 11/01/25 144A	48,488
311,000		DaVita, Inc., 3.75%, due 02/15/31 144A	298,949
312,000		DaVita, Inc., 4.63%, due 06/01/30 144A	321,195
226,000		DCP Midstream Operating, LP, 5.85% (3 mo. USD LIBOR + 3.85%), due 05/21/43(d) 144A	210,129
77,000		Dealer Tire LLC/DT Issuer LLC, 8.00%, due 02/01/28 144A	83,265
638,000		Dell International LLC/EMC Corp., 4.90%, due 10/01/26	737,018
524,000		Dell International LLC/EMC Corp., 5.30%, due 10/01/29	632,789
162,000		Dell International LLC/EMC Corp., 5.85%, due 07/15/25	190,205
368,000		Dell International LLC/EMC Corp., 8.35%, due 07/15/46	602,829
1,361,418		Delta Air Lines Pass Through Trust, 2.00%, due 12/10/29	1,371,895
570,000		Delta Air Lines, Inc., 2.90%, due 10/28/24	580,314
268,000		Delta Air Lines, Inc., 3.80%, due 04/19/23	278,285
315,000		Delta Air Lines, Inc., 4.38%, due 04/19/28	330,400
86,000		Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, due 10/20/25 144A	92,458
184,000		Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, due 10/20/28 144A	204,712
138,000		Deluxe Corp., 8.00%, due 06/01/29 144A	150,099
300,000		Deutsche Bank AG, 5.00%, due 02/14/22	308,236
305,000	EUR	DH Europe Finance II SARL, 1.35%, due 09/18/39	368,843
560,000		Diageo Capital Plc, 2.13%, due 04/29/32	562,908
281,000		Diamondback Energy, Inc., 3.13%, due 03/24/31	291,519
865,000		Diamondback Energy, Inc., 3.25%, due 12/01/26	927,881
1,494,000		Digital Realty Trust, LP REIT, 3.70%, due 08/15/27	1,673,295
133,000		Discover Financial Services, 4.10%, due 02/09/27	148,902
807,000		Dollar Tree, Inc., 4.20%, due 05/15/28	921,142
854,000		Dominion Energy, Inc., 2.72%, due 08/15/21(e)	856,463
115,000		Dominion Energy, Inc., 2.85%, due 08/15/26	122,568

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
271,000	Dominion Energy, Inc., 3.38%, due 04/01/30	295,385
850,000	DTE Electric Co., 2.25%, due 03/01/30(f)	873,510
411,000	Duke Energy Carolinas LLC, 3.95%, due 03/15/48	484,259
420,000	Duke Energy Florida LLC, 3.40%, due 10/01/46	457,850
195,000	Duke Energy Progress LLC, 3.70%, due 10/15/46	221,190
617,000	eBay, Inc., 2.70%, due 03/11/30	642,748
174,000	Edgewell Personal Care Co., 4.13%, due 04/01/29 144A	175,986
250,000	Edgewell Personal Care Co., 5.50%, due 06/01/28 144A	265,500
190,000	El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	280,027
42,000	Embraer Netherlands Finance BV, 5.05%, due 06/15/25	44,411
250,000	Embraer Overseas, Ltd., 5.70%, due 09/16/23 144A	267,350
416,000	Emera US Finance, LP, 3.55%, due 06/15/26	454,864
40,000	Empire Communities Corp., 7.00%, due 12/15/25 144A	42,139
338,000	Enbridge, Inc., 5.50% (3 mo. USD LIBOR + 3.42%), due 07/15/77(d) (f)	360,002
385,000	Enbridge, Inc., 5.75% (5 yr. CMT + 5.31%), due 07/15/80(d)	430,237
332,000	Enbridge, Inc., 6.25% (3 mo. USD LIBOR + 3.64%), due 03/01/78(d)	362,872
148,000	Encompass Health Corp., 4.50%, due 02/01/28	153,756
126,000	Encompass Health Corp., 4.63%, due 04/01/31	135,160
450,000	Enel Finance International NV, 4.63%, due 09/14/25 144A	510,589
106,000	Energean Israel Finance, Ltd., Reg S, 5.38%, due 03/30/28(j) 144A	109,177
185,000	Energean Israel Finance, Ltd., Reg S, 5.88%, due 03/30/31(j) 144A	190,846
922,000	Energy Transfer, LP, 3.45%, due 01/15/23(f)	954,047
136,000	Energy Transfer, LP, 4.20%, due 04/15/27	150,409
435,000	Energy Transfer, LP, 5.15%, due 03/15/45	504,094
844,000	Energy Transfer, LP, 5.25%, due 04/15/29	997,706
150,000	Energy Transfer, LP, 5.30%, due 04/01/44	173,501
431,000	Energy Transfer, LP, 5.40%, due 10/01/47	511,860
1,370,000	Energy Transfer, LP, 5.50%, due 06/01/27	1,608,160
340,000	Energy Transfer, LP, 6.25%, due 04/15/49	446,915
227,000	Enova International, Inc., 8.50%, due 09/15/25 144A	234,236
1,100,000	Enterprise Products Operating LLC, 4.90%, due 05/15/46	1,363,260
639,000	Enterprise Products Operating LLC, 5.25% (3 mo. USD LIBOR + 3.03%), due 08/16/77(d)	670,791
132,000	EQT Corp., 3.63%, due 05/15/31 144A	137,948
394,000	Equinix, Inc. REIT, 1.55%, due 03/15/28	387,369
268,000	Equinix, Inc. REIT, 1.80%, due 07/15/27	271,558
733,000	Equinix, Inc. REIT, 2.50%, due 05/15/31	746,130
499,000	Equinix, Inc. REIT, 3.20%, due 11/18/29	535,829
450,000	ESH Hospitality, Inc. REIT, 5.25%, due 05/01/25 144A	458,932
460,000	Essential Utilities, Inc., 2.70%, due 04/15/30	478,112
925,000	Essex Portfolio, LP REIT, 1.70%, due 03/01/28	909,674
32,000	Everi Holdings, Inc., 5.00%, due 07/15/29(c) 144A	32,000
1,320,000	Eversource Energy, 2.90%, due 10/01/24	1,398,725
285,000	Exelon Corp., 4.70%, due 04/15/50	360,815
1,128,000	Exelon Corp., 5.10%, due 06/15/45	1,476,290
274,000	Expedia Group, Inc., 2.95%, due 03/15/31	278,219
389,000	Expedia Group, Inc., 3.25%, due 02/15/30	406,698
633,000	Expedia Group, Inc., 3.80%, due 02/15/28	688,856
347,000	Expedia Group, Inc., 4.63%, due 08/01/27	392,667
565,000	Expedia Group, Inc., 5.00%, due 02/15/26	644,921

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
995,000	FedEx Corp., 4.05%, due 02/15/48	1,144,855
1,328,000	Ferguson Finance Plc, 3.25%, due 06/02/30 144A	1,436,287
715,000	Ferguson Finance Plc, 4.50%, due 10/24/28 144A	833,435
920,000	Fidelity National Information Services, Inc., 2.25%, due 03/01/31	919,374
219,000	Fifth Third Bancorp, 5.10% (3 mo. USD LIBOR + 3.03%)(d) (f) (g)	227,760
135,000	First Quantum Minerals, Ltd., 6.88%, due 03/01/26 144A	141,394
245,000	First Quantum Minerals, Ltd., 6.88%, due 10/15/27 144A	267,283
200,000	First Quantum Minerals, Ltd., 7.50%, due 04/01/25 144A	208,027
194,000	FirstEnergy Corp., 2.65%, due 03/01/30	193,516
1,260,000	Fiserv, Inc., 3.50%, due 07/01/29	1,387,677
200,000	Flowserve Corp., 3.50%, due 10/01/30	211,201
305,000	FMG Resources August 2006 Pty, Ltd., 4.38%, due 04/01/31 144A	326,705
175,000	Ford Motor Co., 4.75%, due 01/15/43	186,156
915,000	Ford Motor Credit Co. LLC, 3.35%, due 11/01/22	938,927
215,000	Ford Motor Credit Co. LLC, 4.00%, due 11/13/30	225,481
356,000	Ford Motor Credit Co. LLC, 4.13%, due 08/17/27	378,126
565,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	633,275
202,000	Freedom Mortgage Corp., 8.13%, due 11/15/24 144A	209,528
72,000	Freedom Mortgage Corp., 8.25%, due 04/15/25 144A	75,389
310,000	Freeport-McMoRan, Inc., 4.63%, due 08/01/30	339,873
245,000	Freeport-McMoRan, Inc., 5.45%, due 03/15/43	299,797
534,000	Fresenius Medical Care US Finance III, Inc., 2.38%, due 02/16/31 144A	521,739
321,000	FS Luxembourg SARL, 10.00%, due 12/15/25 144A	359,534
207,000	Garda World Security Corp., 6.00%, due 06/01/29 144A	205,718
125,000	Gartner, Inc., 3.63%, due 06/15/29 144A	127,031
61,000	Gartner, Inc., 3.75%, due 10/01/30(f) 144A	62,486
395,000	Gartner, Inc., 4.50%, due 07/01/28 144A	417,687
203,000	GCI LLC, 4.75%, due 10/15/28 144A	208,176
1,424,000	GE Capital International Funding Co. Unlimited Co., 4.42%, due 11/15/35	1,709,145
233,000	GEMS MENASA Cayman, Ltd./GEMS Education Delaware LLC, 7.13%, due 07/31/26 144A	241,563
820,000	General Dynamics Corp., 4.25%, due 04/01/50	1,054,725
436,000	General Electric Co., 4.25%, due 05/01/40	510,359
488,000	General Electric Co., (MTN), 5.55%, due 01/05/26	579,267
440,000	General Motors Co., 5.00%, due 04/01/35	532,790
175,000	General Motors Co., 5.40%, due 04/01/48	223,311
450,000	General Motors Co., 6.25%, due 10/02/43	622,180
605,000	General Motors Financial Co., Inc., 2.90%, due 02/26/25	640,774
954,000	General Motors Financial Co., Inc., 3.60%, due 06/21/30	1,033,908
1,199,000	General Motors Financial Co., Inc., 4.15%, due 06/19/23	1,273,888
437,000	General Motors Financial Co., Inc., 4.35%, due 01/17/27	491,727
535,000	General Motors Financial Co., Inc., 5.10%, due 01/17/24	589,208
313,000	General Motors Financial Co., Inc., 5.20%, due 03/20/23	337,120
249,000	Georgia-Pacific LLC, 2.30%, due 04/30/30(f) 144A	254,723
286,000	GFL Environmental, Inc., 3.50%, due 09/01/28 144A	285,687
165,000	GFL Environmental, Inc., 4.75%, due 06/15/29 144A	171,526
275,000	Global Infrastructure Solutions, Inc., 5.63%, due 06/01/29 144A	285,739
325,000	Globo Comunicacao e Participacoes SA, 4.88%, due 01/22/30 144A	336,633
1,000,000	GLP Capital, LP/GLP Financing II, Inc. REIT, 4.00%, due 01/15/31	1,078,740

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
578,000	GLP Capital, LP/GLP Financing II, Inc. REIT, 5.38%, due 04/15/26	666,746
1,350,000	Goldman Sachs Group, Inc. (The), 0.86% (SOFR + 0.61%), due 02/12/26(d)	1,340,787
975,000	Goldman Sachs Group, Inc. (The), 1.43% (SOFR + 0.80%), due 03/09/27(d)	972,671
1,100,000	Goldman Sachs Group, Inc. (The), 1.54% (SOFR + 0.82%), due 09/10/27(d)	1,098,267
1,129,000	Goldman Sachs Group, Inc. (The), 2.62% (SOFR + 1.28%), due 04/22/32(d)	1,154,151
1,200,000	Goldman Sachs Group, Inc. (The), 3.27% (3 mo. USD LIBOR + 1.20%), due 09/29/25(d)	1,284,159
140,000	Goldman Sachs Group, Inc. (The), 3.50%, due 01/23/25	151,420
85,000	Goldman Sachs Group, Inc. (The), 3.75%, due 02/25/26	94,075
1,131,000	Goldman Sachs Group, Inc. (The), 3.80%, due 03/15/30	1,272,612
815,000	Goldman Sachs Group, Inc. (The), 3.81% (3 mo. USD LIBOR + 1.16%), due 04/23/29(d)	912,466
1,266,000	Goldman Sachs Group, Inc. (The), 3.85%, due 01/26/27	1,396,031
125,000	Goldman Sachs Group, Inc. (The), 5.30% (3 mo. USD LIBOR + 3.83%)(d) (f) (g)	140,450
1,850,000	Goldman Sachs Group, Inc. (The), 5.75%, due 01/24/22	1,907,339
20,000	Graham Packaging Co., Inc., 7.13%, due 08/15/28 144A	21,606
220,000	Graphic Packaging International LLC, 3.50%, due 03/01/29 144A	218,229
14,000	Group 1 Automotive, Inc., 4.00%, due 08/15/28 144A	14,263
262,000	H&E Equipment Services, Inc., 3.88%, due 12/15/28 144A	258,135
25,000	HCA, Inc., 3.50%, due 09/01/30	26,650
354,000	HCA, Inc., 4.13%, due 06/15/29	398,920
333,000	HCA, Inc., 5.25%, due 04/15/25	381,281
227,000	HCA, Inc., 5.25%, due 06/15/26	262,956
25,000	HCA, Inc., 5.38%, due 02/01/25	28,231
150,000	HCA, Inc., 5.88%, due 02/01/29	181,574
275,000	HCA, Inc., (MTN), 7.75%, due 07/15/36	385,000
646,000	Healthpeak Properties, Inc. REIT, 3.25%, due 07/15/26	701,775
224,000	Hillenbrand, Inc., 3.75%, due 03/01/31	223,226
226,000	Hilton Domestic Operating Co., Inc., 3.63%, due 02/15/32 144A	223,478
184,000	Hilton Domestic Operating Co., Inc., 4.00%, due 05/01/31 144A	185,877
236,000	Hilton Domestic Operating Co., Inc., 4.88%, due 01/15/30	252,402
77,000	Hilton Domestic Operating Co., Inc., 5.75%, due 05/01/28 144A	83,519
202,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.88%, due 07/01/31 144A	201,723
265,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, due 06/01/29 144A	271,294
777,000	Home Depot, Inc. (The), 3.30%, due 04/15/40	852,840
512,000	Host Hotels & Resorts, LP REIT, 3.38%, due 12/15/29	537,491
347,000	Host Hotels & Resorts, LP REIT, 3.50%, due 09/15/30	364,529
170,000	Host Hotels & Resorts, LP REIT, 4.50%, due 02/01/26	186,937
319,000	Howmet Aerospace, Inc., 5.13%, due 10/01/24	352,887
69,000	Hudbay Minerals, Inc., 4.50%, due 04/01/26 144A	69,345
85,000	Huntington Ingalls Industries, Inc., 3.84%, due 05/01/25	92,734
392,000	Huntington Ingalls Industries, Inc., 4.20%, due 05/01/30	448,671
390,000	Huntsman International LLC, 2.95%, due 06/15/31	396,068
92,000	Hyatt Hotels Corp., 4.38%, due 09/15/28	101,404
275,000	Hyatt Hotels Corp., 5.75%, due 04/23/30(f)	334,184
170,000	Hyundai Capital America, 1.80%, due 10/15/25 144A	172,696
170,000	Hyundai Capital America, 2.38%, due 10/15/27 144A	174,061
1,668,000	Hyundai Capital America, 5.75%, due 04/06/23 144A	1,813,375

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
298,000	IHS Markit, Ltd., 4.00%, due 03/01/26 144A	331,331
202,000	IHS Markit, Ltd., 4.75%, due 08/01/28	238,905
126,000	Infor, Inc., 1.75%, due 07/15/25 144A	128,716
480,000	Infraestructura Energetica Nova SAB de CV, 4.75%, due 01/15/51 144A	487,709
200,000	Instituto Costarricense de Electricidad, 6.38%, due 05/15/43 144A	176,500
129,000	International Flavors & Fragrances, Inc., 1.83%, due 10/15/27 144A	128,756
170,000	International Game Technology Plc, 6.50%, due 02/15/25 144A	190,825
223,000	Intesa Sanpaolo SpA, 4.20%, due 06/01/32 144A	228,984
80,000	IPALCO Enterprises, Inc., 4.25%, due 05/01/30	90,078
180,000	Iron Mountain, Inc. REIT, 4.88%, due 09/15/29 144A	186,048
245,000	Iron Mountain, Inc. REIT, 5.25%, due 07/15/30 144A	259,679
200,000	Israel Electric Corp., Ltd., 6.88%, due 06/21/23 144A	223,455
194,000	J2 Global, Inc., 4.63%, due 10/15/30 144A	201,091
217,000	Jacobs Entertainment, Inc., 7.88%, due 02/01/24 144A	227,375
107,000	JB Poindexter & Co., Inc., 7.13%, due 04/15/26 144A	113,240
292,000	JBS Finance Luxembourg SARL, 3.63%, due 01/15/32 144A	292,201
385,000	JBS Investments II GmbH, 5.75%, due 01/15/28 144A	412,420
95,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.75%, due 12/01/31 144A	97,328
500,000	Jefferies Group LLC, 5.13%, due 01/20/23	534,586
300,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, due 01/23/30	336,803
446,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.85%, due 01/15/27	519,203
290,162	JetBlue Pass Through Trust, Class A, 2.75%, due 11/15/33	299,170
900,000	Johnson & Johnson, 2.10%, due 09/01/40	856,125
1,000,000	JPMorgan Chase & Co., 2.07% (SOFR + 1.02%), due 06/01/29(d)	1,008,832
649,000	JPMorgan Chase & Co., 2.52% (SOFR + 2.04%), due 04/22/31(d)	668,390
460,000	JPMorgan Chase & Co., 2.58% (SOFR + 1.25%), due 04/22/32(d)	472,431
750,000	JPMorgan Chase & Co., 2.95%, due 10/01/26	807,853
505,000	JPMorgan Chase & Co., 2.96% (SOFR + 2.52%), due 05/13/31(d)	531,055
3,605,000	JPMorgan Chase & Co., 3.78% (3 mo. USD LIBOR + 1.34%), due 02/01/28(d)	4,005,622
573,000	JPMorgan Chase & Co., 3.96% (3 mo. USD LIBOR + 1.25%), due 01/29/27(d)	638,576
625,000	JPMorgan Chase & Co., 3.96% (3 mo. USD LIBOR + 1.38%), due 11/15/48(d)	734,857
555,000	JPMorgan Chase & Co., 3.98% (3 mo. USD LIBOR + 3.80%)(d) (g)	556,507
585,000	JPMorgan Chase & Co., 4.00% (SOFR + 2.75%)(d) (f) (g)	593,088
340,000	JPMorgan Chase & Co., 4.01% (3 mo. USD LIBOR + 1.12%), due 04/23/29(d)	384,871
2,450,000	JPMorgan Chase & Co., 4.20% (3 mo. USD LIBOR + 1.26%), due 07/23/29(d)	2,817,707
1,207,000	JPMorgan Chase & Co., 4.49% (SOFR + 3.79%), due 03/24/31(d)	1,430,703
314,000	JPMorgan Chase & Co., 4.60% (SOFR + 3.13%)(d) (g)	325,791
180,000	JPMorgan Chase & Co., 5.00% (SOFR + 3.38%)(d) (g)	190,364
372,000	JPMorgan Chase & Co., 6.75% (3 mo. USD LIBOR + 3.78%)(d) (g)	412,725
107,000	JW Aluminum Continuous Cast Co., 10.25%, due 06/01/26 144A	112,867
780,000	Kaiser Foundation Hospitals, 2.81%, due 06/01/41	797,340
200,000	KazMunayGas National Co. JSC, 4.75%, due 04/24/25 144A	224,506
294,000	KB Home, 4.00%, due 06/15/31	296,940
140,000	Ken Garff Automotive LLC, 4.88%, due 09/15/28 144A	143,326
840,000	Keurig Dr Pepper, Inc., 2.25%, due 03/15/31(f)	847,661
283,000	Kinder Morgan Energy Partners, LP, 7.75%, due 03/15/32	406,432
640,000	Kinder Morgan, Inc., 3.60%, due 02/15/51	653,434
184,000	Kinder Morgan, Inc., 4.30%, due 03/01/28	210,156
991,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43(f) 144A	1,323,497

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
540,000	KKR Group Finance Co. VII LLC, 3.63%, due 02/25/50 144A	580,438
317,000	KLA Corp., 4.10%, due 03/15/29	366,519
333,000	Kraft Heinz Foods Co., 3.00%, due 06/01/26	354,797
364,000	Kraft Heinz Foods Co., 4.38%, due 06/01/46	413,153
205,000	Kraft Heinz Foods Co., 4.88%, due 10/01/49	249,400
126,000	Kraft Heinz Foods Co., 5.00%, due 06/04/42	154,148
115,000	Kraft Heinz Foods Co., 5.20%, due 07/15/45	143,033
189,000	Kraft Heinz Foods Co., 5.50%, due 06/01/50	245,829
129,000	Kratos Defense & Security Solutions, Inc., 6.50%, due 11/30/25 144A	135,549
137,000	Kroger Co. (The), 2.20%, due 05/01/30(f)	138,101
150,000	L Brands, Inc., 5.63%, due 10/15/23	165,201
190,000	Laboratory Corp. of America Holdings, 2.95%, due 12/01/29	200,383
397,000	Lam Research Corp., 2.88%, due 06/15/50	400,696
281,000	Lam Research Corp., 4.88%, due 03/15/49	380,107
201,000	Lazard Group LLC, 4.38%, due 03/11/29	228,589
67,000	LCM Investments Holdings II LLC, 4.88%, due 05/01/29 144A	68,759
55,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, due 02/01/26 144A	57,406
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86% (3 mo. USD LIBOR + 0.84%)(d) (g) (k) (l)	165
890,000	Lehman Brothers Holdings, Inc., 6.50%, due 07/19/17(k) (l)	312
270,000	Lehman Brothers Holdings, Inc., (MTN), 6.75%, due 12/28/17(k) (l)	95
1,279,000	Level 3 Financing, Inc., 3.40%, due 03/01/27 144A	1,359,897
98,000	Levi Strauss & Co., 3.50%, due 03/01/31 144A	97,731
381,000	Leviathan Bond, Ltd., Reg S, 6.50%, due 06/30/27(j) 144A	424,815
69,000	Leviathan Bond, Ltd., Reg S, 6.75%, due 06/30/30(j) 144A	78,143
230,000	Liberty Mutual Group, Inc., 3.95%, due 10/15/50 144A	256,958
254,000	Liberty Mutual Group, Inc., 4.25%, due 06/15/23 144A	271,492
2,679,000	Liberty Mutual Group, Inc., 4.57%, due 02/01/29 144A	3,131,693
116,000	Life Time, Inc., 8.00%, due 04/15/26(f) 144A	124,018
1,603,000	Lincoln National Corp., 3.40%, due 01/15/31(f)	1,753,279
420,000	Lions Gate Capital Holdings LLC, 5.50%, due 04/15/29 144A	442,069
365,000	Live Nation Entertainment, Inc., 4.75%, due 10/15/27(f) 144A	378,687
1,150,000	Lloyds Banking Group Plc, 2.44% (1 yr. CMT + 1.00%), due 02/05/26(d)	1,199,829
996,000	Lloyds Banking Group Plc, 4.45%, due 05/08/25	1,118,224
321,000	Lloyds Banking Group Plc, 7.50% (5 yr. USD swap + 4.76%)(d) (g)	366,004
712,000	Lockheed Martin Corp., 2.80%, due 06/15/50	717,025
713,000	Lockheed Martin Corp., 4.70%, due 05/15/46	945,442
386,000	Lowe’s Cos., Inc., 3.70%, due 04/15/46	424,808
212,000	Lowe’s Cos., Inc., 5.00%, due 04/15/40	273,646
284,000	LSC Communications, Inc., 8.75%, due 10/15/23(i) (k)	14,200
350,000	Lumen Technologies, Inc., 6.75%, due 12/01/23	388,580
287,000	Lundin Energy Finance BV, 2.00%, due 07/15/26 144A	287,797
413,000	Lundin Energy Finance BV, 3.10%, due 07/15/31 144A	418,063
150,000	LYB International Finance BV, 4.88%, due 03/15/44	187,373
380,000	LYB International Finance III LLC, 4.20%, due 05/01/50	438,552
158,000	M&T Bank Corp., 5.13% (3 mo. USD LIBOR + 3.52%)(d) (g)	174,391
280,000	Macquarie Bank, Ltd., 3.62%, due 06/03/30 144A	296,489
270,000	Macquarie Bank, Ltd., 4.88%, due 06/10/25(f) 144A	302,346

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
943,000	Macquarie Group, Ltd., 1.34% (SOFR + 1.07%), due 01/12/27(d) 144A	935,749
1,484,000	Macquarie Group, Ltd., 4.15% (3 mo. USD LIBOR + 1.33%), due 03/27/24(d) 144A	1,571,347
74,000	Macy’s Retail Holdings LLC, 5.88%, due 04/01/29(f) 144A	79,677
55,000	Magellan Midstream Partners, LP, 4.25%, due 09/15/46	62,205
200,000	Magellan Midstream Partners, LP, 5.15%, due 10/15/43	248,512
220,000	MARB BondCo Plc, 3.95%, due 01/29/31 144A	212,399
455,000	Marriott International, Inc., 2.85%, due 04/15/31	462,490
134,000	Marriott International, Inc., 3.13%, due 06/15/26	142,448
230,000	Marriott International, Inc., 3.50%, due 10/15/32	244,630
373,000	Marriott International, Inc., 4.63%, due 06/15/30	429,910
46,000	Marriott Ownership Resorts, Inc., 4.50%, due 06/15/29 144A	46,690
400,000	Martin Marietta Materials, Inc., 2.50%, due 03/15/30	407,276
230,000	Martin Marietta Materials, Inc., 4.25%, due 07/02/24	250,876
568,000	Marvell Technology, Inc., 2.45%, due 04/15/28 144A	579,493
616,000	Marvell Technology, Inc., 4.88%, due 06/22/28 144A	712,745
460,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14(h)	671,801
1,255,000	Massachusetts Mutual Life Insurance Co., 3.38%, due 04/15/50 144A	1,317,135
164,000	MasTec, Inc., 4.50%, due 08/15/28 144A	172,992
258,000	Mastercard, Inc., 3.85%, due 03/26/50	312,228
162,000	Match Group Holdings II LLC, 4.13%, due 08/01/30 144A	165,159
46,000	Mauser Packaging Solutions Holding Co., 8.50%, due 04/15/24 144A	47,835
801,000	McDonald’s Corp., (MTN), 3.50%, due 07/01/27	888,475
900,000	McDonald’s Corp., (MTN), 4.20%, due 04/01/50	1,087,913
167,000	MDC Holdings, Inc., 2.50%, due 01/15/31(f)	162,907
418,000	MDC Partners, Inc., 7.50%, due 05/01/24(e) 144A	423,747
390,000	MEDNAX, Inc., 6.25%, due 01/15/27 144A	414,081
198,000	Methanex Corp., 4.25%, due 12/01/24	210,417
355,000	MetLife, Inc., 6.40%, due 12/15/66	457,124
200,000	Mexico City Airport Trust, 5.50%, due 07/31/47 144A	203,010
165,000	MGM Growth Properties Operating Partnership, LP/MGP Finance Co-Issuer, Inc. REIT, 3.88%, due 02/15/29 144A	168,001
338,000	MGM Resorts International, 4.75%, due 10/15/28	359,801
1,139,000	Micron Technology, Inc., 4.19%, due 02/15/27	1,286,169
155,000	Micron Technology, Inc., 4.98%, due 02/06/26	178,321
971,000	Micron Technology, Inc., 5.33%, due 02/06/29	1,174,384
288,000	Microsoft Corp., 2.53%, due 06/01/50	283,609
295,000	Microsoft Corp., 2.68%, due 06/01/60	293,002
825,000	Mid-Atlantic Interstate Transmission LLC, 4.10%, due 05/15/28 144A	929,340
100,000	MidAmerican Energy Co., 4.25%, due 07/15/49	126,187
174,000	Midwest Connector Capital Co. LLC, 3.63%, due 04/01/22(f) 144A	176,966
398,000	Midwest Connector Capital Co. LLC, 3.90%, due 04/01/24 144A	416,502
252,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 05/01/29 144A	252,630
242,000	Mohegan Gaming & Entertainment, 8.00%, due 02/01/26 144A	253,168
950,000	Moody’s Corp., 3.25%, due 05/20/50	996,095
1,164,000	Morgan Stanley, 2.19% (SOFR + 1.99%), due 04/28/26(d)	1,209,131
175,000	Morgan Stanley, 3.22% (SOFR + 1.49%), due 04/22/42(d) (f)	185,711
945,000	Morgan Stanley, 3.59% (3 mo. USD LIBOR + 1.34%), due 07/22/28(d)	1,047,474
325,000	Morgan Stanley, 3.79% (3 mo. USD LIBOR + 3.61%)(d) (f) (g)	326,227
921,000	Morgan Stanley, 3.88%, due 04/29/24	1,002,121

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
785,000	Morgan Stanley, (MTN), 2.70% (SOFR + 1.14%), due 01/22/31(d)	822,371
1,301,000	Morgan Stanley, (MTN), 3.13%, due 07/27/26	1,410,956
1,311,000	Morgan Stanley, (MTN), 3.62% (SOFR + 3.12%), due 04/01/31(d)	1,464,767
620,000	Morgan Stanley, (MTN), 3.77% (3 mo. USD LIBOR + 1.14%), due 01/24/29(d)	696,313
356,000	Morgan Stanley, (MTN), 3.88%, due 01/27/26	398,158
1,000,000	Morgan Stanley, (MTN), 4.35%, due 09/08/26	1,133,258
574,000	Motorola Solutions, Inc., 2.30%, due 11/15/30	564,541
609,000	Motorola Solutions, Inc., 2.75%, due 05/24/31	622,177
286,000	Motorola Solutions, Inc., 4.60%, due 02/23/28	333,727
109,000	Motorola Solutions, Inc., 4.60%, due 05/23/29	127,226
330,000	MPLX, LP, 4.00%, due 03/15/28(f)	369,083
87,000	MPLX, LP, 4.13%, due 03/01/27	97,284
141,000	MPLX, LP, 4.25%, due 12/01/27	159,926
250,000	MPLX, LP, 4.50%, due 04/15/38	287,237
25,000	MPLX, LP, 5.20%, due 03/01/47	30,851
813,000	MPLX, LP, 6.88% (3 mo. USD LIBOR + 4.65%)(d) (f) (g)	832,187
300,000	MPT Operating Partnership, LP/MPT Finance Corp. REIT, 3.50%, due 03/15/31	303,373
336,000	MSCI, Inc., 3.63%, due 11/01/31 144A	345,079
145,000	MTN Mauritius Investment, Ltd., 4.76%, due 11/11/24 144A	155,316
150,000	Mueller Water Products, Inc., 4.00%, due 06/15/29 144A	154,331
435,000	Mylan, Inc., 5.20%, due 04/15/48	538,039
450,000	Mylan, Inc., 5.40%, due 11/29/43	557,514
141,000	Nationstar Mortgage Holdings, Inc., 5.13%, due 12/15/30 144A	140,577
158,000	Nationstar Mortgage Holdings, Inc., 5.50%, due 08/15/28 144A	159,601
62,000	Nationstar Mortgage Holdings, Inc., 6.00%, due 01/15/27 144A	64,373
500,000	Natwest Group Plc, 3.88%, due 09/12/23	534,273
210,000	Natwest Group Plc, 5.08% (3 mo. USD LIBOR + 1.91%), due 01/27/30(d)	249,265
430,000	Natwest Group Plc, 6.00% (5 yr. CMT + 5.63%)(d) (f) (g)	480,344
329,000	NBM US Holdings, Inc., 6.63%, due 08/06/29 144A	370,454
229,000	Netflix, Inc., 4.88%, due 06/15/30 144A	273,009
59,000	Netflix, Inc., 5.38%, due 11/15/29 144A	71,741
444,000	Netflix, Inc., 5.88%, due 11/15/28	545,549
427,000	New Fortress Energy, Inc., 6.50%, due 09/30/26 144A	436,842
226,000	New York Life Insurance Co., 3.75%, due 05/15/50 144A	253,502
435,000	Newmont Corp., 2.25%, due 10/01/30	434,203
150,000	Newmont Corp., 2.80%, due 10/01/29	158,421
150,000	Newmont Corp., 5.45%, due 06/09/44	205,581
228,000	News Corp., 3.88%, due 05/15/29 144A	230,565
435,000	NextEra Energy Capital Holdings, Inc., 2.25%, due 06/01/30	438,761
771,000	NextEra Energy Capital Holdings, Inc., 3.55%, due 05/01/27	852,617
207,000	NextEra Energy Operating Partners, LP, 3.88%, due 10/15/26 144A	219,343
75,000	NextEra Energy Operating Partners, LP, 4.50%, due 09/15/27 144A	81,311
563,000	Nippon Life Insurance Co., 2.75% (5 yr. CMT + 2.65%), due 01/21/51(d) 144A	552,444
220,000	Nippon Life Insurance Co., 5.10% (5 yr. USD swap + 3.65%), due 10/16/44(d) 144A	242,934
670,000	NiSource, Inc., 3.49%, due 05/15/27	737,638
173,000	NiSource, Inc., 3.60%, due 05/01/30	191,789
195,000	Nissan Motor Acceptance Corp., 3.45%, due 03/15/23 144A	203,102
970,000	Norfolk Southern Corp., 4.84%, due 10/01/41	1,244,858
195,000	Northern States Power Co., 3.60%, due 09/15/47	221,435
942,000	Northrop Grumman Corp., 5.25%, due 05/01/50	1,325,247

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
300,000	NOVA Chemicals Corp., 4.88%, due 06/01/24 144A	316,875
456,000	Novelis Corp., 4.75%, due 01/30/30 144A	479,370
298,000	NRG Energy, Inc., 2.45%, due 12/02/27 144A	300,246
50,000	NRG Energy, Inc., 3.38%, due 02/15/29(f) 144A	49,101
139,000	NRG Energy, Inc., 3.63%, due 02/15/31 144A	136,769
218,000	NRG Energy, Inc., 4.45%, due 06/15/29 144A	241,252
125,000	NRG Energy, Inc., 5.25%, due 06/15/29 144A	133,139
525,000	NRG Energy, Inc., 5.75%, due 01/15/28	560,713
250,000	NSTAR Electric Co., 3.10%, due 06/01/51	259,324
315,000	Nutrien, Ltd., 4.90%, due 06/01/43	398,962
452,000	NVIDIA Corp., 2.85%, due 04/01/30	489,757
815,000	NXP BV/NXP Funding LLC, 4.63%, due 06/01/23 144A	876,248
2,136,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, due 05/01/25 144A	2,254,749
188,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.25%, due 05/11/41 144A	193,592
517,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.88%, due 06/18/26 144A	573,143
285,000	Occidental Petroleum Corp., 2.90%, due 08/15/24	291,769
75,000	Occidental Petroleum Corp., 3.50%, due 08/15/29	75,369
4,349,000	Occidental Petroleum Corp., 5.48%, due 10/10/36(m)	2,267,068
325,000	OneMain Finance Corp., 6.63%, due 01/15/28	373,695
62,000	OneMain Finance Corp., 6.88%, due 03/15/25	70,051
200,000	OneMain Finance Corp., 8.25%, due 10/01/23	225,726
120,000	OneMain Finance Corp., 8.88%, due 06/01/25	133,399
655,000	ONEOK, Inc., 3.10%, due 03/15/30 (f)	685,487
390,000	ONEOK, Inc., 4.45%, due 09/01/49	431,926
200,000	ONEOK, Inc., 4.95%, due 07/13/47	235,304
200,000	Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, due 02/11/25 144A	201,500
1,200,000	Oracle Corp., 1.65%, due 03/25/26	1,216,992
1,542,000	Oracle Corp., 2.50%, due 04/01/25	1,620,557
916,000	Oracle Corp., 2.95%, due 04/01/30	965,699
425,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, due 04/30/28 144A	433,946
342,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 04/30/31 144A	352,756
208,000	Oriflame Investment Holding Plc, 5.13%, due 05/04/26(f) 144A	213,938
100,000	Ovintiv Exploration, Inc., 5.38%, due 01/01/26	112,795
265,000	Ovintiv, Inc., 6.50%, due 08/15/34	350,396
321,000	Owens Corning, 3.95%, due 08/15/29	363,026
350,000	Owens Corning, 4.30%, due 07/15/47	407,781
146,000	Owens-Brockway Glass Container, Inc., 6.63%, due 05/13/27 144A	159,067
211,000	Oztel Holdings SPC, Ltd., 6.63%, due 04/24/28(f) 144A	234,823
265,000	PacifiCorp, 2.70%, due 09/15/30	278,691
182,000	Parkland Corp., 4.50%, due 10/01/29 144A	185,479
582,000	PayPal Holdings, Inc., 2.85%, due 10/01/29	628,444
415,000	PECO Energy Co., 3.05%, due 03/15/51	435,639
205,000	PECO Energy Co., 3.70%, due 09/15/47	234,974
580,000	Pennsylvania Electric Co., 3.60%, due 06/01/29 144A	621,258
2,450,000	Penske Truck Leasing Co., LP/PTL Finance Corp., 3.90%, due 02/01/24 144A	2,628,952
525,000	PepsiCo, Inc., 3.63%, due 03/19/50	615,690
137,000	Petrobras Global Finance BV, 5.09%, due 01/15/30	149,708
413,000	Petrobras Global Finance BV, 5.60%, due 01/03/31	463,076
185,000	Petrobras Global Finance BV, 5.75%, due 02/01/29	211,390
164,000	Petrobras Global Finance BV, 6.90%, due 03/19/49(f)	195,734

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
76,000	Petroleos Mexicanos, 6.35%, due 02/12/48	64,872
270,000	Petroleos Mexicanos, 6.50%, due 03/13/27	285,322
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41	228,745
403,000	Petroleos Mexicanos, 6.75%, due 09/21/47	357,163
380,000	Petroleos Mexicanos, 6.88%, due 08/04/26	415,777
1,067,000	Pfizer, Inc., 2.55%, due 05/28/40	1,074,842
797,000	Phillips 66 Partners, LP, 3.61%, due 02/15/25	859,306
25,000	Picasso Finance Sub, Inc., 6.13%, due 06/15/25 144A	26,481
145,000	Piedmont Natural Gas Co., Inc., 3.50%, due 06/01/29	159,773
575,000	Pilgrim’s Pride Corp., 5.88%, due 09/30/27 144A	613,122
855,000	Plains All American Pipeline, LP/PAA Finance Corp., 3.55%, due 12/15/29	901,217
65,000	Plains All American Pipeline, LP/PAA Finance Corp., 4.70%, due 06/15/44	69,013
50,000	Plains All American Pipeline, LP/PAA Finance Corp., 5.15%, due 06/01/42	56,162
61,000	Playtika Holding Corp., 4.25%, due 03/15/29 144A	61,080
63,000	PNC Financial Services Group, Inc. (The), 3.15%, due 05/19/27	68,924
217,000	PNC Financial Services Group, Inc. (The), 4.85% (3 mo. USD LIBOR + 3.04%)(d) (g)	226,358
479,000	PNC Financial Services Group, Inc. (The), 6.75% (3 mo. USD LIBOR + 3.68%)(d) (g)	480,655
166,000	Post Holdings, Inc., 5.50%, due 12/15/29 144A	178,398
51,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, due 08/31/27 144A	49,534
136,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 01/15/28 144A	144,843
265,000	Prosus NV, 5.50%, due 07/21/25 144A	303,372
90,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	96,405
885,000	Prudential Financial, Inc., 5.88% (3 mo. USD LIBOR + 4.18%), due 09/15/42(d)	935,669
48,000	PTC, Inc., 4.00%, due 02/15/28 144A	49,753
195,000	Public Service Electric & Gas Co., (MTN), 2.70%, due 05/01/50	194,186
445,000	Public Service Electric & Gas Co., (MTN), 3.00%, due 05/15/27	481,406
315,000	Public Service Electric & Gas Co., (MTN), 3.20%, due 05/15/29	346,226
1,700,000	Public Service Enterprise Group, Inc., 2.88%, due 06/15/24	1,804,119
379,000	Puget Energy, Inc., 2.38%, due 06/15/28 144A	383,474
275,000	Qatar Petroleum, 2.25%, due 07/12/31(c) 144A	272,077
161,000	Qorvo, Inc., 3.38%, due 04/01/31 144A	168,277
130,000	QVC, Inc., 5.45%, due 08/15/34	135,974
130,000	Radian Group, Inc., 4.50%, due 10/01/24	139,396
191,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, due 09/15/28 144A	200,933
330,000	Realty Income Corp. REIT, 3.25%, due 01/15/31	360,072
428,000	Rede D’or Finance SARL, 4.50%, due 01/22/30 144A	439,930
200,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/16/29 144A	207,722
299,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 4.00%, due 10/15/27 144A	297,302
251,000	RHP Hotel Properties, LP/RHP Finance Corp. REIT, 4.50%, due 02/15/29 144A	251,856
161,000	RLJ Lodging Trust, LP REIT, 3.75%, due 07/01/26 144A	162,811
405,000	Roper Technologies, Inc., 1.40%, due 09/15/27(f)	398,708
170,000	Royalty Pharma Plc, 1.75%, due 09/02/27 144A	167,439
189,000	Sabine Pass Liquefaction LLC, 4.20%, due 03/15/28	213,567
196,000	Sabine Pass Liquefaction LLC, 5.00%, due 03/15/27	226,570
696,000	Sabine Pass Liquefaction LLC, 5.88%, due 06/30/26	824,335
110,000	Sabra Health Care, LP REIT, 4.80%, due 06/01/24	120,328

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
212,000	Sabre GLBL, Inc., 7.38%, due 09/01/25 144A	230,819
320,000	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25	330,800
290,000	San Diego Gas & Electric Co., 4.15%, due 05/15/48	352,004
849,000	Santander Holdings USA, Inc., 3.24%, due 10/05/26	908,293
727,000	Santander Holdings USA, Inc., 3.45%, due 06/02/25	781,604
505,000	Santander Holdings USA, Inc., 3.50%, due 06/07/24	540,506
128,000	Santander Holdings USA, Inc., 4.40%, due 07/13/27	143,932
437,000	Sasol Financing USA LLC, 5.50%, due 03/18/31	461,253
200,000	SASOL Financing USA LLC, 5.88%, due 03/27/24	214,103
200,000	SASOL Financing USA LLC, 6.50%, due 09/27/28	225,692
797,000	SBA Communications Corp. REIT, 3.88%, due 02/15/27	820,412
322,000	SBA Tower Trust REIT, 2.84%, due 01/15/50 144A	338,188
376,000	SBL Holdings, Inc., 5.00%, due 02/18/31 144A	405,533
193,000	Select Medical Corp., 6.25%, due 08/15/26 144A	205,991
115,000	Sensata Technologies, Inc., 3.75%, due 02/15/31 144A	113,859
122,000	Service Corp. International, 3.38%, due 08/15/30	119,688
254,000	Service Corp. International, 4.00%, due 05/15/31	259,585
950,000	Shell International Finance BV, 5.50%, due 03/25/40	1,327,211
995,000	Shire Acquisitions Investments Ireland DAC, 3.20%, due 09/23/26	1,081,114
44,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, due 03/01/29 144A	44,439
850,000	Simon Property Group, LP REIT, 6.75%, due 02/01/40	1,273,071
270,000	Sinopec Group Overseas Development 2018, Ltd., 3.68%, due 08/08/49(f) 144A	290,168
384,000	Sirius XM Radio, Inc., 4.00%, due 07/15/28 144A	396,000
386,000	Sirius XM Radio, Inc., 5.00%, due 08/01/27 144A	405,348
134,000	Skyworks Solutions, Inc., 3.00%, due 06/01/31	137,107
1,475,000	Societe Generale SA, 1.79% (1 yr. CMT + 1.00%), due 06/09/27(d) 144A	1,473,145
385,000	Societe Generale SA, 4.75% (5 yr. CMT + 3.93%)(d) (f) (g) 144A	399,919
284,000	Societe Generale SA, 5.38% (5 yr. CMT + 4.51%)(d) (f) (g) 144A	301,395
529,000	SoftBank Group Corp., Reg S, 6.88% (5 yr. USD ICE swap + 4.85%)(d) (g) (j)	559,616
200,000	Sotheby’s, 7.38%, due 10/15/27(f) 144A	216,242
335,000	Southern California Edison Co., 4.00%, due 04/01/47	353,019
1,318,000	Southern Co. (The), 3.25%, due 07/01/26	1,431,232
1,260,000	Southern Co. Gas Capital Corp., 2.45%, due 10/01/23	1,310,381
755,000	Southwest Airlines Co., 2.63%, due 02/10/30	774,137
26,000	Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, due 09/30/26 144A	27,300
1,701,000	Spirit Realty, LP REIT, 2.10%, due 03/15/28(f)	1,695,241
200,000	Sprint Communications, Inc., 11.50%, due 11/15/21	207,707
300,000	Sprint Corp., 7.13%, due 06/15/24	346,500
625,000	Sprint Corp., 7.25%, due 09/15/21	635,541
29,688	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, due 03/20/23 144A	29,870
140,000	Square, Inc., 3.50%, due 06/01/31 144A	141,400
118,000	Standard Industries, Inc., 3.38%, due 01/15/31 144A	113,110
375,000	Standard Industries, Inc., 4.38%, due 07/15/30 144A	387,827
25,000	Standard Industries, Inc., 4.75%, due 01/15/28 144A	26,199
62,000	Standard Industries, Inc., 5.00%, due 02/15/27 144A	64,286
175,000	Starwood Property Trust, Inc. REIT, 3.63%, due 07/15/26(c) 144A	176,531
1,365,000	State Street Corp., 2.20%, due 03/03/31	1,376,969

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
330,000	State Street Corp., 3.15% (SOFR + 2.65%), due 03/30/31(d)	361,371
920,000	Steel Dynamics, Inc., 3.45%, due 04/15/30	1,003,350
63,000	Stericycle, Inc., 3.88%, due 01/15/29 144A	63,095
413,000	StoneMor, Inc., 8.50%, due 05/15/29 144A	418,162
186,000	Suburban Propane Partners, LP/Suburban Energy Finance Corp., 5.00%, due 06/01/31 144A	190,650
77,000	Sunoco, LP/Sunoco Finance Corp., 4.50%, due 05/15/29 144A	78,580
68,000	Switch, Ltd., 3.75%, due 09/15/28 144A	68,986
560,000	T-Mobile USA, Inc., 2.05%, due 02/15/28	570,044
179,000	T-Mobile USA, Inc., 2.55%, due 02/15/31	181,506
50,000	T-Mobile USA, Inc., 2.88%, due 02/15/31	49,688
521,000	T-Mobile USA, Inc., 3.38%, due 04/15/29	538,935
2,019,000	T-Mobile USA, Inc., 3.50%, due 04/15/25	2,193,765
246,000	T-Mobile USA, Inc., 3.75%, due 04/15/27	272,417
702,000	T-Mobile USA, Inc., 3.88%, due 04/15/30	787,117
350,000	T-Mobile USA, Inc., 4.00%, due 04/15/22	357,215
1,325,000	T-Mobile USA, Inc., 4.50%, due 04/15/50	1,579,378
225,000	Tallgrass Energy Partners, LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	234,520
208,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 4.00%, due 01/15/32 144A	214,240
150,000	Taylor Morrison Communities, Inc., 5.13%, due 08/01/30 144A	162,985
110,000	Taylor Morrison Communities, Inc., 5.88%, due 06/15/27 144A	124,791
175,000	Taylor Morrison Communities, Inc., 6.63%, due 07/15/27 144A	187,870
150,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 03/01/24 144A	163,031
741,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	888,520
34,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	51,632
158,000	Telecom Argentina SA, 8.00%, due 07/18/26 144A	149,310
368,000	Telecom Italia Capital SA, 7.20%, due 07/18/36	475,180
1,840,000	Teledyne Technologies, Inc., 2.75%, due 04/01/31	1,891,552
760,000	Telefonaktiebolaget LM Ericsson, 4.13%, due 05/15/22	782,629
200,000	Telefonica Celular del Paraguay SA, 5.88%, due 04/15/27(f) 144A	210,400
671,000	Telefonica Emisiones SA, 5.21%, due 03/08/47(f)	839,300
163,000	Telesat Canada/Telesat LLC, 5.63%, due 12/06/26 144A	163,815
90,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, due 06/01/25 144A	91,519
400,000	Tenet Healthcare Corp., 4.63%, due 07/15/24	406,834
612,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26	582,930
1,354,000	Textron, Inc., 3.00%, due 06/01/30	1,426,704
65,000	Toll Brothers Finance Corp., 3.80%, due 11/01/29(f)	69,794
383,000	Total Play Telecomunicaciones SA de CV, 7.50%, due 11/12/25 144A	406,518
88,000	Townsquare Media, Inc., 6.88%, due 02/01/26 144A	94,270
2,018,000	Toyota Motor Credit Corp., (MTN), 3.00%, due 04/01/25	2,167,990
171,000	TransCanada PipeLines, Ltd., 4.25%, due 05/15/28	196,634
140,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, due 05/15/50	157,164
500,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, due 03/15/48	611,247
735,000	TransDigm, Inc., 5.50%, due 11/15/27	767,156
135,000	Travel + Leisure Co., 4.63%, due 03/01/30 144A	139,659
121,000	Travel + Leisure Co., 6.60%, due 10/01/25	136,415

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
55,000	Trident TPI Holdings, Inc., 6.63%, due 11/01/25 144A	56,598
212,000	TriNet Group, Inc., 3.50%, due 03/01/29 144A	209,456
217,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.13%, due 04/01/29 144A	222,194
248,000	Tronox, Inc., 4.63%, due 03/15/29 144A	250,788
1,040,000	Truist Bank, 2.25%, due 03/11/30	1,056,554
207,000	Tutor Perini Corp., 6.88%, due 05/01/25(f) 144A	213,365
191,000	Twitter, Inc., 3.88%, due 12/15/27(f) 144A	203,179
259,000	Uber Technologies, Inc., 7.50%, due 05/15/25 144A	279,844
451,000	Uber Technologies, Inc., 7.50%, due 09/15/27 144A	496,238
375,000	UBS Group AG, 2.10% (1 yr. CMT + 1.00%), due 02/11/32(d) 144A	367,708
1,897,000	UBS Group AG, 4.13%, due 04/15/26 144A	2,128,521
185,000	UBS Group AG, 7.00% (5 yr. USD swap + 4.34%)(d) (g) 144A	203,860
362,000	Unifin Financiera SAB de CV, 9.88%, due 01/28/29 144A	360,604
443,535	United Airlines Pass Through Trust, 3.45%, due 01/07/30	452,172
370,042	United Airlines Pass Through Trust, 3.65%, due 07/07/27	368,173
363,867	United Airlines Pass Through Trust, 3.75%, due 03/03/28	385,392
2,377,551	United Airlines Pass Through Trust, 4.00%, due 10/11/27	2,511,715
193,964	United Airlines Pass Through Trust, 4.55%, due 02/25/33	208,848
79,907	United Airlines Pass Through Trust, 4.60%, due 09/01/27	82,658
90,140	United Airlines Pass Through Trust, 4.63%, due 03/03/24	92,222
194,100	United Airlines Pass Through Trust, 4.88%, due 07/15/27	206,139
702,318	United Airlines Pass Through Trust, 5.88%, due 04/15/29	780,746
307,000	United Airlines, Inc., 4.38%, due 04/15/26 144A	318,184
98,000	United Airlines, Inc., 4.63%, due 04/15/29 144A	101,553
268,000	United Parcel Service, Inc., 5.30%, due 04/01/50	393,013
211,000	United Rentals North America, Inc., 3.88%, due 11/15/27	221,968
137,000	United Rentals North America, Inc., 3.88%, due 02/15/31	139,569
616,000	United Rentals North America, Inc., 4.88%, due 01/15/28	654,038
35,000	United Rentals North America, Inc., 5.25%, due 01/15/30	38,385
225,000	United Rentals North America, Inc., 5.50%, due 05/15/27	238,781
5,000	United Rentals North America, Inc., 5.88%, due 09/15/26	5,187
390,000	UnitedHealth Group, Inc., 3.05%, due 05/15/41	408,895
124,000	Uniti Group, LP/Uniti Group Finance, Inc./CSL Capital LLC REIT, 6.50%, due 02/15/29 144A	124,483
375,000	Universal Health Services, Inc., 2.65%, due 10/15/30 144A	377,542
436,000	Universal Health Services, Inc., 5.00%, due 06/01/26 144A	448,600
120,000	University of Chicago (The), 2.76%, due 04/01/45	122,009
122,000	Univision Communications, Inc., 4.50%, due 05/01/29(f) 144A	123,197
182,000	Unum Group, 4.13%, due 06/15/51	184,406
979,499	US Airways Pass Through Trust, 4.63%, due 12/03/26	988,999
82,714	US Airways Pass Through Trust, 5.90%, due 04/01/26	86,574
66,629	US Airways Pass Through Trust, 6.25%, due 10/22/24	67,829
108,000	US Concrete, Inc., 5.13%, due 03/01/29 144A	118,322
192,000	US Foods, Inc., 4.75%, due 02/15/29 144A	196,089
490,000	Valero Energy Corp., 3.40%, due 09/15/26	531,142
240,000	Valvoline, Inc., 3.63%, due 06/15/31 144A	240,599
125,000	Valvoline, Inc., 4.25%, due 02/15/30 144A	129,223
203,000	Varex Imaging Corp., 7.88%, due 10/15/27 144A	228,105
325,000	Vector Group, Ltd., 5.75%, due 02/01/29 144A	331,493

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
216,000	Ventas Realty, LP REIT, 3.50%, due 02/01/25	233,278
790,000	VEREIT Operating Partnership, LP REIT, 2.85%, due 12/15/32	826,468
285,000	VeriSign, Inc., 2.70%, due 06/15/31	289,896
162,000	VeriSign, Inc., 5.25%, due 04/01/25	184,184
878,000	Verisk Analytics, Inc., 3.63%, due 05/15/50	944,467
1,300,000	Verizon Communications, Inc., 2.55%, due 03/21/31	1,329,755
836,000	Verizon Communications, Inc., 2.65%, due 11/20/40	806,004
85,000	Verizon Communications, Inc., 3.00%, due 03/22/27(f)	91,582
163,000	Verizon Communications, Inc., 3.40%, due 03/22/41	172,639
1,372,000	Verizon Communications, Inc., 3.55%, due 03/22/51	1,467,836
880,000	Verizon Communications, Inc., 4.33%, due 09/21/28	1,024,535
338,000	Verizon Communications, Inc., 4.40%, due 11/01/34	403,106
322,000	Verizon Communications, Inc., 4.50%, due 08/10/33	385,249
1,713,000	Verizon Communications, Inc., 4.86%, due 08/21/46	2,220,056
1,000,000	ViacomCBS, Inc., 3.70%, due 08/15/24	1,080,698
500,000	ViacomCBS, Inc., 4.38%, due 03/15/43	579,934
179,000	Viatris, Inc., 2.30%, due 06/22/27 144A	182,892
358,000	Viatris, Inc., 2.70%, due 06/22/30 144A	362,292
325,000	Viatris, Inc., 3.85%, due 06/22/40 144A	346,107
478,000	Viatris, Inc., 4.00%, due 06/22/50 144A	506,377
179,000	VICI Properties, LP/VICI Note Co., Inc. REIT, 4.13%, due 08/15/30 144A	184,309
220,000	VICI Properties, LP/VICI Note Co., Inc. REIT, 4.63%, due 12/01/29(f) 144A	234,190
184,000	Videotron, Ltd., 3.63%, due 06/15/29 144A	187,857
1,400,000	Virginia Electric & Power Co., 3.15%, due 01/15/26	1,526,725
180,000	Visa, Inc., 2.70%, due 04/15/40	186,358
460,000	Vistra Operations Co. LLC, 3.55%, due 07/15/24 144A	486,002
545,000	Vistra Operations Co. LLC, 3.70%, due 01/30/27 144A	582,581
476,000	Vistra Operations Co. LLC, 4.30%, due 07/15/29 144A	517,799
135,000	Vistra Operations Co. LLC, 5.00%, due 07/31/27 144A	138,764
546,000	Vodafone Group Plc, 7.00% (5 yr. USD swap + 4.87%), due 04/04/79(d) (f)	662,018
72,000	Volcan Cia Minera SAA, 4.38%, due 02/11/26(f) 144A	71,515
514,000	Voya Financial, Inc., 5.65% (3 mo. USD LIBOR + 3.58%), due 05/15/53(d)	550,877
301,000	Vulcan Materials Co., 3.50%, due 06/01/30(f)	332,109
598,000	Walt Disney Co. (The), 4.70%, due 03/23/50	798,898
45,000	Watco Cos. LLC/Watco Finance Corp., 6.50%, due 06/15/27 144A	48,281
410,000	Wells Fargo & Co., 3.07% (SOFR + 2.53%), due 04/30/41(d)	421,334
1,041,000	Wells Fargo & Co., 5.88% (3 mo. USD LIBOR + 3.99%)(d) (g)	1,168,429
972,000	Wells Fargo & Co., (MTN), 2.39% (SOFR + 2.10%), due 06/02/28(d)	1,008,727
765,000	Wells Fargo & Co., (MTN), 2.57% (SOFR + 1.26%), due 02/11/31(d)	792,309
692,000	Wells Fargo & Co., (MTN), 2.88% (SOFR + 1.43%), due 10/30/30(d)	733,398
350,000	William Carter Co. (The), 5.63%, due 03/15/27 144A	369,264
377,000	Williams Cos., Inc. (The), 3.75%, due 06/15/27	419,119
862,000	Williams Cos., Inc. (The), 4.55%, due 06/24/24	949,986
95,000	Williams Cos., Inc. (The), 5.75%, due 06/24/44	124,949
60,000	Williams Scotsman International, Inc., 4.63%, due 08/15/28 144A	62,082
444,000	WMG Acquisition Corp., 3.00%, due 02/15/31 144A	421,791
665,000	WP Carey, Inc. REIT, 2.25%, due 04/01/33	637,443
124,000	WR Grace & Co., 4.88%, due 06/15/27 144A	131,632
140,000	Wyndham Hotels & Resorts, Inc., 4.38%, due 08/15/28 144A	145,775
1,100,000	Xcel Energy, Inc., 3.40%, due 06/01/30	1,207,656

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
265,000	Xerox Holdings Corp., 5.50%, due 08/15/28 144A	275,706
98,000	XHR, LP REIT, 4.88%, due 06/01/29 144A	101,308
610,000	Yale University, 2.40%, due 04/15/50(f)	594,762
1,220,000	Yara International ASA, 4.75%, due 06/01/28 144A	1,438,979
201,000	Yum! Brands, Inc., 3.63%, due 03/15/31	200,246
153,000	Yum! Brands, Inc., 4.75%, due 01/15/30 144A	165,839

		489,536,494

	Mortgage Backed Securities - Private Issuers — 10.8%
342,000	Angel Oak Mortgage Trust CMO, Series 2020-R1, Class A1, 0.99%, due 04/25/53(b) 144A	342,374
266,826	Angel Oak Mortgage Trust CMO, Series 2021-2, Class A1, 0.99%, due 04/25/66(b) 144A	266,819
1,800,000	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A4, 2.50%, due 05/15/53 144A	1,893,322
2,500,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A4, 2.25%, due 06/15/54 144A	2,538,218
417,000	Arroyo Mortgage Trust CMO, Series 2021-1R, Class A1, 1.18%, due 10/25/48(b) 144A	420,144
147,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.84%, due 11/05/32(b) 144A	129,262
1,200,000	BANK, Series 2019-BNK20, Class A2, 2.76%, due 09/15/62	1,266,438
850,000	BANK, Series 2019-BNK23, Class A2, 2.67%, due 12/15/52	901,634
1,806,000	BANK, Series 2020-BNK26, Class A2, 2.04%, due 03/15/63	1,846,693
1,800,000	BANK, Series 2020-BNK26, Class A3, 2.16%, due 03/15/63	1,829,697
869,000	BANK, Series 2020-BNK30, Class A4, 1.93%, due 12/15/53	866,158
3,000,000	BANK, Series 2021-BNK32, Class A4, 2.35%, due 04/15/54	3,097,240
2,300,000	BANK, Series 2021-BNK34, Class A4, 2.16%, due 06/15/63	2,333,615
193,000	Barclays Commercial Mortgage Trust, Series 2019-C5, Class A2, 3.04%, due 11/15/52	202,995
200,000	BBCMS Mortgage Trust, Series 2015-SRCH, Class D, 5.12%, due 08/10/35(b) 144A	224,355
3,000,000	BBCMS Mortgage Trust, Series 2018-TALL, Class A, 0.79% (1 mo. USD LIBOR + 0.72%), due 03/15/37(d) 144A	2,985,107
130,000	BBCMS Mortgage Trust, Series 2020-C6, Class A2, 2.69%, due 02/15/53	135,439
1,273,000	BBCMS Mortgage Trust, Series 2021-C9, Class A5, 2.30%, due 02/15/54	1,306,462
109,396	Bellemeade Re, Ltd. CMO, Series 2018-1A, Class M1B, 1.69% (1 mo. USD LIBOR + 1.60%), due 04/25/28(d) 144A	109,506
67,286	Bellemeade Re, Ltd. CMO, Series 2019-3A, Class M1A, 1.19% (1 mo. USD LIBOR + 1.10%), due 07/25/29(d) (i)	67,378
150,000	Bellemeade Re, Ltd. CMO, Series 2019-3A, Class M1B, 1.69% (1 mo. USD LIBOR + 1.60%), due 07/25/29(d) 144A	150,505
25,587	Bellemeade Re, Ltd. CMO, Series 2020-1A, Class M1B, 3.49% (1 mo. USD LIBOR + 3.40%), due 06/25/30(d) 144A	25,600
113,912	Bellemeade Re, Ltd. CMO, Series 2020-4A, Class M2A, 2.69% (1 mo. USD LIBOR + 2.60%), due 06/25/30(d) 144A	114,030
309,000	Bellemeade Re, Ltd. CMO, Series 2021-2A, Class M1A, 1.21% (SOFR 30-day + 1.20%), due 06/25/31(d) 144A	310,106
320,000	Benchmark Mortgage Trust, Series 2019-B12, Class A2, 3.00%, due 08/15/52	335,629
270,000	Benchmark Mortgage Trust, Series 2019-B13, Class A2, 2.89%, due 08/15/57	282,873
1,350,000	Benchmark Mortgage Trust, Series 2019-B15, Class A4, 2.67%, due 12/15/72	1,420,916
657,000	Benchmark Mortgage Trust, Series 2019-B15, Class A5, 2.93%, due 12/15/72	707,588

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
600,000	Benchmark Mortgage Trust, Series 2020-B17, Class A4, 2.04%, due 03/15/53	605,789
1,200,000	Benchmark Mortgage Trust, Series 2020-B20, Class A2, 1.75%, due 10/15/53	1,215,441
1,800,000	Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, due 09/15/48 144A	1,865,060
2,210,000	Benchmark Mortgage Trust, Series 2021-B23, Class A2, 1.62%, due 02/15/54	2,241,072
1,700,000	Benchmark Mortgage Trust, Series 2021-B23, Class A4A1, 1.82%, due 02/15/54	1,681,809
900,000	Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, due 03/15/54	915,634
1,750,000	Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, due 03/15/54	1,781,806
278,000	BRAVO Residential Funding Trust CMO, Series 2021-NQM2, Class A1, 0.94%, due 02/25/49(b) 144A	277,713
365,000	BX Commercial Mortgage Trust, Series 2018-BIOA, Class D, 1.39% (1 mo. USD LIBOR + 1.32%), due 03/15/37(d) 144A	366,138
1,536,236	BX Commercial Mortgage Trust, Series 2019-XL, Class A, 0.99% (1 mo. USD LIBOR + 0.92%), due 10/15/36(d) 144A	1,539,991
476,000	BX Commercial Mortgage Trust, Series 2020-VKNG, Class A, 1.00% (1 mo. USD LIBOR + 0.93%), due 10/15/37(d) 144A	477,297
201,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class F, 2.62% (1 mo. USD LIBOR + 2.55%), due 12/15/37(d) 144A	202,046
1,200,000	CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, due 08/15/57	1,241,456
992,825	CF Mortgage Trust, Series 2020-P1, Class A1, 2.84%, due 04/15/25(b) 144A	1,016,757
700,000	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	749,094
2,382,280	CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2, 2.95%, due 11/10/49	2,536,300
833,364	CIM Trust CMO, Series 2020-INV1, Class A2, 2.50%, due 04/25/50(b) 144A	848,807
1,032,831	CIM Trust CMO, Series 2020-J2, Class A1, 2.50%, due 01/25/51(b) 144A	1,049,260
1,422,115	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class A2, 2.40%, due 10/10/49	1,428,587
1,020,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, due 12/15/72	1,089,478
283,000	Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, due 05/10/36 144A	300,659
134,000	Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, 4.15%, due 01/10/36 144A	144,007
27,500,000	Citigroup Commercial Mortgage Trust, (IO), Series 2014-GC21, Class XB, 0.60%, due 05/10/47(b) 144A	350,034
57,170	COLT Mortgage Loan Trust CMO, Series 2020-1, Class A1, 2.49%, due 02/25/50(b) 144A	57,584
546,220	COLT Trust CMO, Series 2020-RPL1, Class A1, 1.39%, due 01/25/65(b) 144A	550,116
235,000	Commercial Mortgage Trust, Series 2013-300P, Class D, 4.54%, due 08/10/30(b) 144A	243,594
714,112	Commercial Mortgage Trust, Series 2013-LC6, Class A4, 2.94%, due 01/10/46	733,515
938,939	Commercial Mortgage Trust, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	999,026
862,000	Commercial Mortgage Trust, Series 2015-CR27, Class A4, 3.61%, due 10/10/48	942,752
223,000	Commercial Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, due 02/10/37 144A	227,224
355,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1.67% (1 mo. USD LIBOR + 1.60%), due 05/15/36(d) 144A	356,133
393,357	Credit Suisse Mortgage Trust, Series 2020-11R, 1.00%, due 04/28/38(i)	393,357
339,436	Credit Suisse Mortgage Trust CMO, Series 2018-RPL9, Class A, 3.85%, due 09/25/57(b) 144A	355,627
181,327	Credit Suisse Mortgage Trust CMO, Series 2019-AFC1, Class A1, 2.57%, due 07/25/49(e) 144A	183,844
253,423	Credit Suisse Mortgage Trust CMO, Series 2020-AFC1, Class A1, 2.24%, due 02/25/50(b) 144A	256,728

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
333,558	Credit Suisse Mortgage Trust CMO, Series 2020-RPL6, Class A1, 2.69%, due 03/25/59(b) 144A	338,097
426,994	Credit Suisse Mortgage Trust CMO, Series 2021-NQM2, Class A1, 1.18%, due 02/25/66(b) 144A	427,511
348,520	Credit Suisse Mortgage Trust CMO, Series 2021-NQM3, Class A1, 1.02%, due 04/25/66(b) 144A	348,296
1,100,000	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3, 3.13%, due 06/15/50	1,164,361
775,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.19%, due 11/15/50	814,927
1,050,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A3, 2.72%, due 12/15/52	1,097,056
1,900,000	CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2, 2.49%, due 03/15/54	1,973,532
220,822	Ellington Financial Mortgage Trust CMO, Series 2021-1, Class A1, 0.80%, due 02/25/66(b) 144A	220,409
363,000	Ellington Financial Mortgage Trust CMO, Series 2021-2, Class A1, 0.93%, due 06/25/66(b) 144A	362,507
1,861,014	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-2, Class MA, 3.50%, due 11/25/57	1,952,043
632,871	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-3, Class MA, 3.50%, due 08/25/57(b)	665,216
2,432,598	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-4, Class MA, 3.50%, due 03/25/58	2,559,000
1,046,585	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-1, Class MA, 3.50%, due 07/25/58	1,101,794
1,822,460	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-2, Class MA, 3.50%, due 08/25/58	1,920,816
1,285,337	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-1, Class MA, 2.50%, due 08/25/59	1,308,972
5,033	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-2, Class MA, 2.00%, due 11/25/59	5,099
121,723	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2017-DNA3, Class M1, 0.84% (1 mo. USD LIBOR + 0.75%), due 03/25/30(d)	121,735
685	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2018-DNA3, Class M1, 0.84% (1 mo. USD LIBOR + 0.75%), due 09/25/48(d) 144A	685
251,715	FHLMC Structured Agency Credit Risk Debt Notes REMIC CMO, Series 2020-HQA3, Class M2, 3.69% (1 mo. USD LIBOR + 3.60%), due 07/25/50(d) 144A	255,021
523,807	Flagstar Mortgage Trust CMO, Series 2020-2, Class A2, 3.00%, due 08/25/50(b) 144A	531,593
642,112	Flagstar Mortgage Trust CMO, Series 2021-1, Class A2, 2.50%, due 02/01/51(b) 144A	652,326
630,907	GCAT LLC CMO, Series 2019-4, Class A1, 3.23%, due 11/26/49(e) 144A	644,032
178,348	GCAT LLC CMO, Series 2019-NQM1, Class A1, 2.99%, due 02/25/59(e) 144A	179,192
413,203	GCAT LLC CMO, Series 2021-NQM1, Class A1, 0.87%, due 01/25/66(b) 144A	411,957
288,000	GCAT LLC CMO, Series 2021-NQM1, Class A1, 1.04%, due 05/25/66(b) 144A	287,695
462,000	GCAT LLC CMO, Series 2021-NQM3, Class A1, 1.09%, due 05/25/66(b) 144A	465,345
450,000	GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class A, 0.79% (1 mo. USD LIBOR + 0.70%), due 11/21/35(d) 144A	450,562
303,035	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, due 05/10/45	305,101
872,203	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	921,624
300,000	GS Mortgage Securities Trust, Series 2019-GC40, Class A2, 2.97%, due 07/10/52	314,353
1,600,000	GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.12%, due 05/12/53	1,620,594
1,062,000	GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.01%, due 12/12/53	1,061,234
1,143,000	GS Mortgage Securities Trust, Series 2020-GSA2, Class AAB, 1.66%, due 12/12/53	1,150,721

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
196,000	GS Mortgage Securities Trust, Series 2020-UPTN, Class A, 2.75%, due 02/10/37 144A	205,754
118,460	GS Mortgage-Backed Securities Trust CMO, Series 2020-NQM1, Class A1, 1.38%, due 09/27/60(b) 144A	119,009
252,839	GS Mortgage-Backed Securities Trust CMO, Series 2021-NQM1, Class A1, 1.02%, due 07/25/61(b) 144A	252,895
2,050,269	GS Mortgage-Backed Securities Trust CMO, Series 2021-PJ2, Class A2, 2.50%, due 07/25/51(b) 144A	2,080,083
274,000	Imperial Fund Mortgage Trust CMO, Series 2021-NQM1, Class A1, 1.07%, due 06/25/56(b) 144A	274,010
170,000	IMT Trust, Series 2017-APTS, Class CFX, 3.61%, due 06/15/34(b) 144A	177,821
215,000	Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.28%, due 05/15/48(b) 144A	224,562
574,608	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3, 3.67%, due 04/15/47	578,908
245,087	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A2, 2.82%, due 11/15/48	245,020
700,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	729,000
1,277,725	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	1,374,998
1,449,919	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4, 2.69%, due 04/15/46	1,488,157
733,295	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3, 2.56%, due 08/15/49	763,210
1,600,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	1,665,185
938,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A2, 3.15%, due 06/13/52	980,497
267,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, due 01/16/37 144A	275,548
1,914,362	JPMorgan Mortgage Trust CMO, Series 2021-3, Class A3, 2.50%, due 07/01/51(b) 144A	1,949,838
193,000	KNDL Mortgage Trust, Series 2019-KNSQ, Class D, 1.42% (1 mo. USD LIBOR + 1.35%), due 05/15/36(d) 144A	193,282
774,717	Legacy Mortgage Asset Trust CMO, Series 2019-PRI, Class A1, 3.86%, due 09/25/59(e) 144A	818,731
264,574	Legacy Mortgage Asset Trust CMO, Series 2020-GS1, Class A1, 2.88%, due 10/25/59(e) 144A	266,741
96,007	Legacy Mortgage Asset Trust CMO, Series 2021-GS1, Class A1, 1.89%, due 10/25/66(e) 144A	96,120
379,000	Life Mortgage Trust, Series 2021-BMR, Class A, 0.77% (1 mo. USD LIBOR + 0.70%), due 03/15/38(d) 144A	380,014
295,000	Life Mortgage Trust, Series 2021-BMR, Class D, 1.47% (1 mo. USD LIBOR + 1.40%), due 03/15/38(d) 144A	296,656
435,000	Mello Warehouse Securitization Trust CMO, Series 2020-1, Class A, 0.99% (1 mo. USD LIBOR + 0.90%), due 10/25/53(d) 144A	435,423
600,000	Mello Warehouse Securitization Trust CMO, Series 2021-1, Class A, 0.81% (1 mo. USD LIBOR + 0.70%), due 02/25/55(d) 144A	600,600
713,935	MetLife Securization Trust CMO, Series 2020-INV1, Class A2A, 2.50%, due 05/25/50(b) 144A	727,615
98,222	MFA Trust CMO, Series 2020-NQM1, Class A1, 1.48%, due 03/25/65(b) 144A	99,095

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
204,857	MFA Trust CMO, Series 2020-NQM3, Class A1, 1.01%, due 01/26/65(b) 144A	205,262
356,275	MFA Trust CMO, Series 2021-NQM1, Class A1, 1.15%, due 04/25/65(b) 144A	356,154
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	102,931
1,737,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, due 04/15/48	1,864,511
800,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.73%, due 05/15/48	876,180
2,204,000	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A4, 3.81%, due 12/15/48	2,422,886
1,600,000	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,685,149
212,000	Morgan Stanley Capital I Trust, Series 2017-CLS, Class D, 1.47% (1 mo. USD LIBOR + 1.40%), due 11/15/34(d) 144A	212,185
2,600,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, due 06/15/52	2,804,998
980,000	Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4, 2.04%, due 07/15/53	985,926
1,725,000	Morgan Stanley Capital I Trust, Series 2021-L5, Class A4, 2.73%, due 05/15/54	1,828,735
2,120,000	MRA Issuance Trust CMO, Series 2020-15, Class A, 1.59% (1 mo. USD LIBOR + 1.50%), due 07/15/21(d) 144A	2,122,209
825,000	MSG III Securitization Trust CMO, Series 2021-1, Class A, 0.84% (1 mo. USD LIBOR + 0.75%), due 06/25/54(d) 144A	826,911
125,000	MSG III Securitization Trust CMO, Series 2021-1, Class B, 0.99% (1 mo. USD LIBOR + 0.90%), due 06/25/54(d) 144A	125,290
105,000	MSG III Securitization Trust CMO, Series 2021-1, Class C, 1.19% (1 mo. USD LIBOR + 1.10%), due 06/25/54(d) 144A	105,242
40,000	MSG III Securitization Trust CMO, Series 2021-1, Class D, 1.39% (1 mo. USD LIBOR + 1.30%), due 06/25/54(d) 144A	40,092
95,000	Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class D, 3.92%, due 11/15/32(b) 144A	96,411
165,000	Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.46%, due 01/15/43(b) 144A	175,802
120,137	New Residential Mortgage Loan Trust CMO, Series 2018-4A, Class A1S, 0.84% (1 mo. USD LIBOR + 0.75%), due 01/25/48(d) 144A	120,510
9,074	Oaktown Re III, Ltd. CMO, Series 2019-1A, Class M1A, 1.49% (1 mo. USD LIBOR + 1.40%), due 07/25/29(d) 144A	9,087
42,989	Oaktown Re IV, Ltd. CMO, Series 2020-1A, Class M1B, 4.84% (1 mo. USD LIBOR + 4.75%), due 07/25/30(d) 144A	43,088
212,418	OBX Trust CMO, Series 2020-EXP2, Class A3, 2.50%, due 05/25/60(b) 144A	216,061
480,000	Onslow Bay Mortgage Loan Trust CMO, Series 2021-NQM2, Class A1, 1.10%, due 05/25/61(b) 144A	483,319
672,444	PMT Credit Risk Transfer Trust CMO, Series 2020-2R, Class A, 3.91% (1 mo. USD LIBOR + 3.82%), due 12/25/22(d) 144A	685,192
488,221	Provident Funding Mortgage Trust CMO, Series 2020-F1, Class A2, 2.00%, due 01/25/36(b) 144A	498,172
2,231,000	PSMC Trust CMO, Series 2021-2, Class A3, 2.50%, due 05/25/51(b) 144A	2,296,448
12,953	Radnor RE, Ltd. CMO, Series 2018-1, Class M1, 1.49% (1 mo. USD LIBOR + 1.40%), due 03/25/28(d) 144A	12,957
200,000	Radnor RE, Ltd. CMO, Series 2020-1, Class M1B, 1.54% (1 mo. USD LIBOR + 1.45%), due 01/25/30(d) 144A	200,635
957,501	Sequoia Mortgage Trust CMO, Series 2020-3, Class A4, 3.00%, due 04/25/50(b) 144A	969,511

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
2,061,909	Sequoia Mortgage Trust CMO, Series 2021-1, Class A1, 2.50%, due 03/25/51(b) 144A	2,096,006
380,000	SLG Office Trust, Series 2021-OVA, Class D, 2.85%, due 07/15/41 144A	384,677
209,046	Starwood Mortgage Residential Trust CMO, Series 2020-3, Class A1, 1.49%, due 04/25/65(b) 144A	211,133
690,000	Station Place Securitization Trust CMO, Series 2021-WL1, Class A, 0.74% (1 mo. USD LIBOR + 0.65%), due 01/26/54(d) 144A	691,059
132,000	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.24%, due 10/25/53(b) 144A	139,494
265,000	Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 3.43%, due 11/25/60(b) 144A	277,643
93,261	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, due 10/25/56(b) 144A	94,735
427,226	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, due 01/25/58(b) 144A	439,053
159,804	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75%, due 05/25/58(b) 144A	168,721
311,560	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00%, due 06/25/58(b) 144A	324,708
57,071	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25%, due 07/25/58(b) 144A	58,273
295,822	Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75%, due 03/25/58(b) 144A	306,223
293,636	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.72%, due 03/25/58(b) 144A	310,226
248,015	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.90%, due 10/25/59(b) 144A	257,068
58,946	Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 1.09% (1 mo. USD LIBOR + 1.00%), due 10/25/59(d) 144A	59,459
360,538	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75%, due 10/25/60 144A	364,930
675,000	UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB, 3.26%, due 08/15/50	724,332
2,624,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.53%, due 05/10/63	2,678,602
1,998,752	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.09%, due 08/10/49	2,044,562
313,657	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3, 2.92%, due 03/10/46	319,962
266,950	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, due 01/10/45	267,776
146,844	Verus Securitization Trust CMO, Series 2020-5, Class A1, 1.22%, due 05/25/65(e) 144A	147,368
505,000	Verus Securitization Trust CMO, Series 2021-3, Class A1, 1.05%, due 06/25/66(b) 144A	508,653
304,455	Verus Securitization Trust CMO, Series 2021-R1, Class A1, 0.82%, due 10/25/63(b) 144A	304,574
9,949	WaMu Mortgage Pass Through Certificates CMO, Series 2003-AR9, Class 1A7, 2.75%, due 09/25/33(b)	10,134
1,500,000	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2, 2.40%, due 08/15/49	1,547,934
3,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3, 2.64%, due 11/15/49	3,169,088
950,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	1,033,049
1,400,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,536,300
1,605,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A3, 1.94%, due 06/15/53	1,622,275
1,900,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A3, 1.96%, due 04/15/54	1,912,191

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
5,256	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.90%, due 06/15/44(b) 144A	5,254
1,466,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.92%, due 10/15/57	1,599,294

		146,252,626

	Mortgage Backed Securities - U.S. Government Agency Obligations — 20.5%
297,278	FHLMC Gold, Pool # A89870, 4.50%, due 11/01/39	330,817
201,429	FHLMC Gold, Pool # A96970, 4.00%, due 02/01/41	220,309
389,722	FHLMC Gold, Pool # C91908, 3.00%, due 01/01/37	410,403
303,605	FHLMC Gold, Pool # G06231, 4.00%, due 12/01/40	331,909
183,738	FHLMC Gold, Pool # G06409, 6.00%, due 11/01/39	217,951
92,594	FHLMC Gold, Pool # G06875, 5.50%, due 12/01/38	107,255
334,004	FHLMC Gold, Pool # G07021, 5.00%, due 09/01/39	382,600
418,059	FHLMC Gold, Pool # G08537, 3.00%, due 07/01/43	444,812
308,224	FHLMC Gold, Pool # G08672, 4.00%, due 10/01/45	334,368
426,630	FHLMC Gold, Pool # G08726, 3.00%, due 10/01/46	451,737
85,147	FHLMC Gold, Pool # G08735, 4.50%, due 10/01/46	92,863
38,357	FHLMC Gold, Pool # G08748, 3.50%, due 02/01/47	40,783
585,826	FHLMC Gold, Pool # G08749, 4.00%, due 02/01/47	630,234
330,234	FHLMC Gold, Pool # G08771, 4.00%, due 07/01/47	354,516
310,238	FHLMC Gold, Pool # G08786, 4.50%, due 10/01/47	336,984
148,458	FHLMC Gold, Pool # G16177, 2.00%, due 01/01/32	153,782
1,015,693	FHLMC Gold, Pool # G16634, 3.00%, due 10/01/31	1,078,749
953,804	FHLMC Gold, Pool # G60722, 3.00%, due 10/01/46	1,013,235
421,713	FHLMC Gold, Pool # G60767, 3.50%, due 10/01/46	456,197
202,650	FHLMC Gold, Pool # G60788, 3.50%, due 12/01/46	218,967
941,058	FHLMC Gold, Pool # G60804, 4.50%, due 05/01/42	1,036,162
1,116,852	FHLMC Gold, Pool # G60934, 3.50%, due 06/01/45	1,212,809
1,358,869	FHLMC Gold, Pool # G60985, 3.00%, due 05/01/47	1,445,150
803,484	FHLMC Gold, Pool # G61748, 3.50%, due 11/01/48	870,800
439,578	FHLMC Gold, Pool # G61995, 4.00%, due 11/01/44	483,424
312,762	FHLMC Gold, Pool # J24414, 2.50%, due 06/01/28	328,909
367,355	FHLMC Gold, Pool # J34888, 2.50%, due 07/01/31	386,418
718,486	FHLMC Gold, Pool # Q09224, 4.00%, due 07/01/42	800,526
120,220	FHLMC Gold, Pool # Q11218, 3.50%, due 09/01/42	129,642
258,304	FHLMC Gold, Pool # Q12052, 3.50%, due 10/01/42	279,343
669,259	FHLMC Gold, Pool # Q12862, 3.50%, due 11/01/42	727,081
270,851	FHLMC Gold, Pool # Q17792, 3.50%, due 05/01/43	294,255
703,964	FHLMC Gold, Pool # Q36815, 4.00%, due 10/01/45	763,702
654,498	FHLMC Gold, Pool # Q41918, 3.50%, due 07/01/46	696,782
701,133	FHLMC Gold, Pool # Q42618, 3.00%, due 08/01/46	740,783
914,336	FHLMC Gold, Pool # Q44455, 3.50%, due 11/01/46	989,717
275,606	FHLMC Gold, Pool # Q44963, 3.50%, due 12/01/46	296,968
866,693	FHLMC Gold, Pool # Q45741, 3.50%, due 01/01/47	941,208
88,099	FHLMC Gold, Pool # Q49494, 4.50%, due 07/01/47	95,735
262,883	FHLMC Gold, Pool # Q52312, 4.00%, due 11/01/47	281,259
297,869	FHLMC Gold, Pool # Q54957, 4.00%, due 03/01/48	319,226
232,236	FHLMC Gold, Pool # V60565, 3.00%, due 06/01/29	246,129

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
576,621	FHLMC Gold, Pool # V60599, 3.00%, due 09/01/29	611,129
719,055	FHLMC Gold, Pool # V82292, 4.00%, due 04/01/46	781,454
257,510	FHLMC Gold, Pool # V82848, 3.00%, due 12/01/46	274,488
11,978,815	FHLMC Multifamily Structured Pass Through Certificates, Series K106, Class X1, 1.48%, due 01/25/30(b) 144A	1,228,426
725,000	FHLMC Multifamily Structured Pass Through Certificates, Series K077, Class AM, 3.85%, due 05/25/28(b)	839,900
880,000	FHLMC Multifamily Structured Pass Through Certificates, Series K076, Class AM, 3.90%, due 04/25/28	1,019,131
900,000	FHLMC Multifamily Structured Pass Through Certificates, Series K157, Class A2, 3.99%, due 05/25/33(b)	1,080,100
325,000	FHLMC Multifamily Structured Pass Through Certificates, Series K083, Class AM, 4.03%, due 10/25/28(b)	380,674
24,363,348	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K025, Class X1, 0.91%, due 10/25/22(b) 144A	216,013
1,028,800	FHLMC Non Gold, Pool # 841085, 2.63% (12 mo. USD LIBOR + 1.63%), due 09/01/47(d)	1,078,809
1,289,309	FHLMC Non Gold, Pool # 841088, 2.77% (12 mo. USD LIBOR + 1.65%), due 01/01/49(d)	1,344,930
60,025	FHLMC Reference REMIC CMO, Series R007, Class ZA, 6.00%, due 05/15/36	70,819
1,011,150	FHLMC REMIC CMO, Series 4640, Class CZ, 3.50%, due 12/15/46	1,096,422
1,088,479	FHLMC REMIC CMO, Series 4710, Class KZ, 3.50%, due 08/15/47	1,182,865
1,267,157	FHLMC REMIC CMO, Series 4739, Class Z, 3.50%, due 11/15/47	1,372,917
1,340,918	FNMA, Pool # BM6482, 2.48% (12 mo. USD LIBOR + 1.58%), due 04/01/47(d)	1,401,974
1,304,739	FNMA REMIC CMO, Series 2012-134, Class ZC, 2.50%, due 12/25/42	1,390,051
721,750	FNMA REMIC CMO, Series 2011-59, Class NZ, 5.50%, due 07/25/41	815,177
10,496	FNMA REMIC CMO, Series 2012-28, Class B, 6.50%, due 06/25/39	11,491
534,786	FNMA-ACES, Series 2019-M25, Class AV1, 2.05%, due 12/25/26	544,492
1,137,969	FNMA-ACES, Series 2019-M22, Class A1, 2.10%, due 08/25/29	1,193,787
684,402	FNMA-ACES, Series 2015-M10, Class A2, 3.09%, due 04/25/27(b)	750,947
253,350	FNMA-ACES, Series 2018-M10, Class A1, 3.48%, due 07/25/28(b)	275,520
386,409	GNMA I, Pool # 734152, 4.00%, due 01/15/41	428,894
2,400,742	GNMA I, Pool # 784369, 4.00%, due 08/15/45	2,697,259
276,770	GNMA I, Pool # 784605, 4.50%, due 01/15/42	311,992
189,198	GNMA I, Pool # AL8626, 3.00%, due 08/15/45	198,456
190,310	GNMA II, Pool # 004636, 4.50%, due 02/20/40	210,586
34,099	GNMA II, Pool # 004678, 4.50%, due 04/20/40	37,732
219,098	GNMA II, Pool # 004833, 4.00%, due 10/20/40	239,854
199,898	GNMA II, Pool # 004977, 4.00%, due 03/20/41	219,232
498,238	GNMA II, Pool # 004978, 4.50%, due 03/20/41	551,333
777,833	GNMA II, Pool # 005055, 4.50%, due 05/20/41	860,727
28,858	GNMA II, Pool # 783637, 3.00%, due 06/20/42	30,662
4,317,226	GNMA II, Pool # 785283, 2.50%, due 01/20/51	4,535,884
752,837	GNMA II, Pool # 796468, 4.00%, due 09/20/42	807,499
996,058	GNMA II, Pool # AV9421, 3.50%, due 11/20/46	1,079,911
709,118	GNMA II, Pool # AY7555, 3.50%, due 04/20/47	768,235
292,362	GNMA II, Pool # MA0462, 3.50%, due 10/20/42	313,636
42,289	GNMA II, Pool # MA0624, 3.00%, due 12/20/42	45,129
195,018	GNMA II, Pool # MA0625, 3.50%, due 12/20/42	208,826
107,844	GNMA II, Pool # MA0698, 3.00%, due 01/20/43	115,028

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
367,469	GNMA II, Pool # MA0851, 3.00%, due 03/20/43	390,659
299,652	GNMA II, Pool # MA0852, 3.50%, due 03/20/43	321,779
62,595	GNMA II, Pool # MA1156, 3.00%, due 07/20/43	66,549
219,753	GNMA II, Pool # MA1376, 4.00%, due 10/20/43	237,477
88,411	GNMA II, Pool # MA1599, 3.00%, due 01/20/44	94,057
209,711	GNMA II, Pool # MA2371, 3.50%, due 11/20/44	224,908
165,986	GNMA II, Pool # MA2372, 4.00%, due 11/20/44	181,209
155,465	GNMA II, Pool # MA2825, 3.00%, due 05/20/45	164,657
362,779	GNMA II, Pool # MA3310, 3.50%, due 12/20/45	388,194
147,981	GNMA II, Pool # MA3377, 4.00%, due 01/20/46	160,143
217,784	GNMA II, Pool # MA3455, 4.00%, due 02/20/46	236,041
416,331	GNMA II, Pool # MA3456, 4.50%, due 02/20/46	463,566
365,593	GNMA II, Pool # MA3596, 3.00%, due 04/20/46	385,293
725,572	GNMA II, Pool # MA3803, 3.50%, due 07/20/46	772,416
515,559	GNMA II, Pool # MA3873, 3.00%, due 08/20/46	543,907
850,021	GNMA II, Pool # MA3936, 3.00%, due 09/20/46	896,808
247,920	GNMA II, Pool # MA4004, 3.50%, due 10/20/46	264,480
143,668	GNMA II, Pool # MA4071, 4.50%, due 11/20/46	158,647
116,114	GNMA II, Pool # MA4125, 2.50%, due 12/20/46	121,114
215,344	GNMA II, Pool # MA4263, 4.00%, due 02/20/47	231,233
273,825	GNMA II, Pool # MA4510, 3.50%, due 06/20/47	290,125
320,301	GNMA II, Pool # MA4585, 3.00%, due 07/20/47	339,772
315,405	GNMA II, Pool # MA4586, 3.50%, due 07/20/47	334,359
848,199	GNMA II, Pool # MA4720, 4.00%, due 09/20/47	905,050
242,542	GNMA II, Pool # MA4838, 4.00%, due 11/20/47	259,213
950,393	GNMA II, Pool # MA5019, 3.50%, due 02/20/48	1,010,349
129,973	GNMA II, Pool # MA5021, 4.50%, due 02/20/48	138,640
42,336	GNMA II, Pool # MA5079, 4.50%, due 03/20/48	45,539
504,855	GNMA II, Pool # MA5264, 4.00%, due 06/20/48	537,687
269,433	GNMA II, Pool # MA5397, 3.50%, due 08/20/48	284,309
285,381	GNMA II, Pool # MA5466, 4.00%, due 09/20/48	304,296
251,679	GNMA II, Pool # MA5467, 4.50%, due 09/20/48	270,583
117,070	GNMA II, Pool # MA5530, 5.00%, due 10/20/48	126,562
162,335	GNMA II, Pool # MA5762, 3.50%, due 02/20/49	171,301
169,432	GNMA II, Pool # MA5817, 4.00%, due 03/20/49	179,642
499,056	GNMA II, Pool # MA5874, 3.00%, due 04/20/49	521,830
1,086,333	GNMA II, Pool # MA6090, 3.50%, due 08/20/49	1,141,317
376,779	GNMA II, Pool # MA6338, 3.00%, due 12/20/49	393,397
420,380	GNMA II, Pool # MA6408, 2.50%, due 01/20/50	435,332
1,056,152	GNMA II, Pool # MA6710, 3.00%, due 06/20/50	1,102,965
487,103	GNMA II, Pool # MA7254, 2.00%, due 03/20/51	496,487
2,000,000	GNMA TBA, 2.50%, due 07/21/51	2,069,844
295,394	UMBS, Pool # 745148, 5.00%, due 01/01/36	338,480
267,192	UMBS, Pool # 932807, 4.00%, due 09/01/40	292,602
296,125	UMBS, Pool # 983471, 5.50%, due 05/01/38	344,471
351,061	UMBS, Pool # 985184, 5.50%, due 08/01/38	408,324
236,567	UMBS, Pool # 995245, 5.00%, due 01/01/39	267,216
444,142	UMBS, Pool # AB6212, 3.00%, due 09/01/42	470,170
690,887	UMBS, Pool # AB6802, 3.50%, due 11/01/42	748,984
181,415	UMBS, Pool # AB7059, 2.50%, due 11/01/42	189,542

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
389,103	UMBS, Pool # AB8703, 3.00%, due 03/01/38	408,953
159,973	UMBS, Pool # AB9383, 4.00%, due 05/01/43	176,014
1,139,028	UMBS, Pool # AB9659, 3.00%, due 06/01/43	1,219,932
2,762,944	UMBS, Pool # AC3668, 4.50%, due 10/01/39	3,083,525
271,096	UMBS, Pool # AD9153, 4.50%, due 08/01/40	301,411
210,641	UMBS, Pool # AE0469, 6.00%, due 12/01/39	249,746
627,880	UMBS, Pool # AH4404, 4.00%, due 01/01/41	684,408
121,160	UMBS, Pool # AI1892, 5.00%, due 05/01/41	138,737
604,017	UMBS, Pool # AI4815, 4.50%, due 06/01/41	671,859
458,145	UMBS, Pool # AJ9278, 3.50%, due 12/01/41	493,851
232,144	UMBS, Pool # AJ9317, 4.00%, due 01/01/42	255,403
499,991	UMBS, Pool # AL0215, 4.50%, due 04/01/41(n)	556,166
895,490	UMBS, Pool # AL1895, 3.50%, due 06/01/42	973,751
534,828	UMBS, Pool # AL2466, 4.00%, due 09/01/42	596,607
548,935	UMBS, Pool # AL3000, 3.50%, due 12/01/42	595,104
660,738	UMBS, Pool # AL3316, 3.50%, due 03/01/43	715,147
885,469	UMBS, Pool # AL6663, 4.00%, due 03/01/39	969,454
777,525	UMBS, Pool # AL7594, 3.50%, due 08/01/45	836,131
766,910	UMBS, Pool # AL8191, 4.00%, due 12/01/45	844,092
109,061	UMBS, Pool # AO4109, 4.00%, due 06/01/42	120,001
282,195	UMBS, Pool # AQ7923, 3.00%, due 12/01/42	300,255
473,419	UMBS, Pool # AS5133, 3.50%, due 06/01/45	506,830
135,836	UMBS, Pool # AS6286, 4.00%, due 12/01/45	147,019
190,989	UMBS, Pool # AS6304, 4.00%, due 12/01/45	207,252
269,776	UMBS, Pool # AS6452, 3.50%, due 01/01/46	288,615
181,107	UMBS, Pool # AS7693, 2.00%, due 08/01/31	187,584
246,453	UMBS, Pool # AS8073, 2.50%, due 10/01/46	255,222
190,595	UMBS, Pool # AZ3743, 3.50%, due 11/01/45	204,417
305,212	UMBS, Pool # BC9468, 3.00%, due 06/01/46	322,775
726,354	UMBS, Pool # BD7043, 4.00%, due 03/01/47	785,694
469,429	UMBS, Pool # BE7192, 4.00%, due 03/01/47	509,170
693,431	UMBS, Pool # BK1023, 4.50%, due 02/01/48	752,312
472,048	UMBS, Pool # BK7611, 4.50%, due 09/01/48	510,341
885,702	UMBS, Pool # BM1573, 3.50%, due 07/01/47	961,094
386,354	UMBS, Pool # BM1914, 2.50%, due 08/01/31	404,571
1,132,282	UMBS, Pool # BM1972, 3.50%, due 10/01/37	1,235,766
614,226	UMBS, Pool # BM3033, 3.00%, due 10/01/47	651,914
202,813	UMBS, Pool # BM3258, 3.00%, due 02/01/47	216,231
311,156	UMBS, Pool # BM3286, 4.50%, due 11/01/47	342,228
546,506	UMBS, Pool # BM3332, 3.50%, due 01/01/48	587,206
497,053	UMBS, Pool # BM3491, 4.50%, due 01/01/38	544,841
883,867	UMBS, Pool # BM3641, 4.00%, due 04/01/48	960,440
724,222	UMBS, Pool # BM4896, 3.00%, due 02/01/47	769,782
873,389	UMBS, Pool # BM5213, 3.00%, due 07/01/45	922,779
263,479	UMBS, Pool # BM5293, 3.50%, due 02/01/49	277,518
571,925	UMBS, Pool # BM5694, 4.00%, due 06/01/48	610,528
180,501	UMBS, Pool # BM5874, 4.00%, due 01/01/48	194,680
242,533	UMBS, Pool # BM5950, 3.00%, due 11/01/48	255,297
1,555,914	UMBS, Pool # BN6216, 4.50%, due 03/01/49	1,695,540
397,319	UMBS, Pool # BO1420, 3.50%, due 09/01/49	418,346

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
810,257	UMBS, Pool # BO5387, 3.50%, due 12/01/49	871,700
607,406	UMBS, Pool # BP2898, 4.00%, due 03/01/50	654,986
756,160	UMBS, Pool # BP3048, 3.00%, due 03/01/50	793,902
583,695	UMBS, Pool # BP5462, 2.50%, due 06/01/50	606,248
456,829	UMBS, Pool # BP5568, 3.00%, due 06/01/50	477,091
1,831,310	UMBS, Pool # BP6618, 2.50%, due 08/01/50	1,896,468
957,540	UMBS, Pool # BQ3132, 2.00%, due 10/01/50	969,952
797,608	UMBS, Pool # BQ3138, 2.50%, due 10/01/50	831,032
1,741,006	UMBS, Pool # CA0623, 4.50%, due 10/01/47	1,892,371
784,897	UMBS, Pool # CA0655, 3.50%, due 11/01/47	847,960
88,828	UMBS, Pool # CA3828, 4.00%, due 07/01/49	96,037
1,331,122	UMBS, Pool # CA3986, 5.00%, due 08/01/49	1,465,535
367,749	UMBS, Pool # CA4149, 3.00%, due 09/01/49	393,524
1,079,373	UMBS, Pool # CA4831, 4.50%, due 12/01/49	1,172,466
684,413	UMBS, Pool # CA5571, 4.00%, due 04/01/50	736,666
4,212,212	UMBS, Pool # CA6097, 3.50%, due 06/01/50	4,435,098
3,917,513	UMBS, Pool # CA6738, 3.00%, due 08/01/50	4,144,630
2,638,402	UMBS, Pool # CA6777, 4.50%, due 08/01/50	2,863,037
849,012	UMBS, Pool # CA6871, 2.50%, due 08/01/35	895,663
2,051,175	UMBS, Pool # CA6872, 2.50%, due 08/01/35	2,147,845
1,676,108	UMBS, Pool # CA7030, 2.50%, due 09/01/50	1,753,575
4,806,111	UMBS, Pool # CA8062, 2.50%, due 12/01/50	5,000,078
1,113,525	UMBS, Pool # FM0030, 3.00%, due 02/01/49	1,171,359
337,320	UMBS, Pool # FM1001, 3.50%, due 11/01/48	356,099
412,693	UMBS, Pool # FM1266, 5.00%, due 07/01/49	455,172
156,309	UMBS, Pool # FM1347, 3.00%, due 12/01/48	165,303
876,057	UMBS, Pool # FM1467, 3.00%, due 12/01/47	926,770
588,944	UMBS, Pool # FM1588, 3.00%, due 10/01/49	625,023
321,642	UMBS, Pool # FM1715, 3.00%, due 12/01/45	338,562
348,864	UMBS, Pool # FM1790, 3.00%, due 11/01/49	373,315
317,146	UMBS, Pool # FM1864, 3.00%, due 11/01/49	335,061
4,094,501	UMBS, Pool # FM2217, 3.00%, due 03/01/47	4,384,371
2,672,668	UMBS, Pool # FM2226, 3.00%, due 09/01/46	2,861,894
708,346	UMBS, Pool # FM2336, 4.00%, due 01/01/50	763,993
2,777,628	UMBS, Pool # FM2385, 3.00%, due 09/01/48	2,908,763
880,824	UMBS, Pool # FM2461, 3.50%, due 03/01/50	927,473
902,384	UMBS, Pool # FM2570, 4.50%, due 04/01/48	1,003,006
721,755	UMBS, Pool # FM2674, 4.00%, due 03/01/50	778,522
1,616,222	UMBS, Pool # FM3889, 3.00%, due 07/01/50	1,697,962
991,247	UMBS, Pool # FM4330, 2.50%, due 10/01/50	1,031,311
945,567	UMBS, Pool # FM4350, 2.00%, due 09/01/50	958,584
60,107	UMBS, Pool # FM5035, 4.00%, due 07/01/50	63,927
3,300,160	UMBS, Pool # FM5721, 3.00%, due 12/01/40	3,462,466
1,206,716	UMBS, Pool # FM5875, 4.50%, due 04/01/50	1,345,591
2,109,693	UMBS, Pool # FM5996, 4.50%, due 03/01/49	2,284,370
1,907,942	UMBS, Pool # FM6133, 3.50%, due 08/01/50	2,038,402
1,312,789	UMBS, Pool # FM6273, 3.00%, due 12/01/34	1,388,289
2,415,750	UMBS, Pool # FM6497, 2.00%, due 03/01/51	2,441,567
1,433,624	UMBS, Pool # FM6585, 3.50%, due 11/01/40	1,517,366
1,419,002	UMBS, Pool # FM7341, 4.00%, due 03/01/48	1,530,021

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
2,185,000	UMBS, Pool # FM7785, 4.00%, due 05/01/49	2,334,361
3,638,000	UMBS, Pool # FM7794, 4.00%, due 01/01/50	3,907,913
160,843	UMBS, Pool # MA2781, 2.50%, due 10/01/46	167,067
159,457	UMBS, Pool # MA3087, 3.50%, due 08/01/47	168,698
156,462	UMBS, Pool # MA3155, 3.00%, due 10/01/32	165,285
549,461	UMBS, Pool # MA3182, 3.50%, due 11/01/47	581,414
282,161	UMBS, Pool # MA3211, 4.00%, due 12/01/47	302,532
177,385	UMBS, Pool # MA3238, 3.50%, due 01/01/48	187,597
466,346	UMBS, Pool # MA3332, 3.50%, due 04/01/48	493,136
172,715	UMBS, Pool # MA3364, 3.50%, due 05/01/33	185,728
122,379	UMBS, Pool # MA3385, 4.50%, due 06/01/48	131,795
444,597	UMBS, Pool # MA3414, 3.50%, due 07/01/48	469,472
145,417	UMBS, Pool # MA3442, 3.50%, due 08/01/48	153,231
127,445	UMBS, Pool # MA3521, 4.00%, due 11/01/48	135,786
1,133,928	UMBS, Pool # MA3871, 3.00%, due 12/01/49	1,182,578
972,217	UMBS, Pool # MA3937, 3.00%, due 02/01/50	1,014,267
232,625	UMBS, Pool # MA3960, 3.00%, due 03/01/50	242,609
828,159	UMBS, Pool # MA4048, 3.00%, due 06/01/50	864,031
186,447	UMBS, Pool # MA4120, 2.50%, due 09/01/50	193,081
1,908,356	UMBS, Pool # MA4158, 2.00%, due 10/01/50	1,928,701
490,704	UMBS, Pool # MA4181, 1.50%, due 11/01/50	481,424
447,891	UMBS, Pool # MA4204, 2.00%, due 12/01/40	454,337
1,476,449	UMBS, Pool # MA4209, 1.50%, due 12/01/50	1,448,491
662,069	UMBS, Pool # MA4232, 2.00%, due 01/01/41	676,086
488,296	UMBS, Pool # MA4237, 2.00%, due 01/01/51	493,506
671,382	UMBS, Pool # MA4268, 2.00%, due 02/01/41	685,608
1,456,420	UMBS, Pool # MA4333, 2.00%, due 05/01/41	1,481,798
1,561,878	UMBS, Pool # MA4334, 2.50%, due 05/01/41	1,625,912
408,020	UMBS, Pool # MA4356, 2.50%, due 06/01/51	422,538
2,523,830	UMBS, Pool # QA6328, 3.00%, due 01/01/50	2,638,347
1,607,698	UMBS, Pool # QA6367, 3.00%, due 01/01/50	1,699,164
1,253,197	UMBS, Pool # QA7234, 3.00%, due 02/01/50	1,308,591
867,234	UMBS, Pool # QA8518, 3.00%, due 04/01/50	917,382
289,566	UMBS, Pool # QB0220, 3.00%, due 06/01/50	302,328
1,091,763	UMBS, Pool # QB4847, 2.50%, due 10/01/50	1,134,808
1,135,160	UMBS, Pool # QB6476, 2.50%, due 12/01/50	1,183,859
397,637	UMBS, Pool # QC0039, 2.50%, due 03/01/51	412,886
1,426,545	UMBS, Pool # RA1741, 3.50%, due 11/01/49	1,512,113
2,204,827	UMBS, Pool # RA1776, 3.00%, due 12/01/49	2,336,631
1,804,697	UMBS, Pool # RA1860, 3.00%, due 12/01/49	1,883,102
871,682	UMBS, Pool # RA2572, 3.50%, due 05/01/50	930,294
2,711,904	UMBS, Pool # RA2790, 2.50%, due 06/01/50	2,809,219
2,633,218	UMBS, Pool # RA2853, 2.50%, due 06/01/50	2,726,909
840,898	UMBS, Pool # RA3206, 2.00%, due 08/01/50	851,778
1,155,970	UMBS, Pool # RA3607, 3.00%, due 09/01/50	1,229,975
1,091,362	UMBS, Pool # SD0100, 3.00%, due 10/01/49	1,153,541
2,446,009	UMBS, Pool # SD0499, 3.00%, due 08/01/50	2,606,116
6,766,487	UMBS, Pool # SD7526, 2.50%, due 10/01/50	7,077,965
5,396	UMBS, Pool # SD8025, 3.50%, due 11/01/49	5,678
1,999,908	UMBS, Pool # SD8075, 3.50%, due 07/01/50	2,106,666

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
5,579,594	UMBS, Pool # SD8090, 2.00%, due 09/01/50	5,639,108
939,056	UMBS, Pool # SD8104, 1.50%, due 11/01/50	921,254
485,735	UMBS, Pool # SD8113, 2.00%, due 12/01/50	490,923
7,042,070	UMBS, Pool # SD8129, 2.50%, due 02/01/51	7,292,629
5,070,310	UMBS, Pool # SD8141, 2.50%, due 04/01/51	5,252,604
398,739	UMBS, Pool # SD8151, 2.50%, due 06/01/51	412,926
1,096,189	UMBS, Pool # ZM1609, 3.50%, due 09/01/46	1,183,221
451,002	UMBS, Pool # ZS4727, 4.00%, due 07/01/47	483,984
283,721	UMBS, Pool # ZS4760, 4.00%, due 03/01/48	304,114
626,904	UMBS, Pool # ZT0657, 6.00%, due 07/01/40	744,050
392,794	UMBS, Pool # ZT1748, 5.00%, due 01/01/49	432,526
8,068,000	UMBS TBA, 2.00%, due 07/14/51	8,146,789
2,750,000	UMBS TBA, 2.50%, due 07/14/51	2,844,531
4,250,000	UMBS TBA, 2.50%, due 08/12/51	4,387,793
1,500,000	UMBS TBA, 3.00%, due 07/14/51	1,563,662

		276,821,808

	Municipal Obligations — 0.9%
60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	69,425
165,000	Bay Area Toll Authority, 2.57%, due 04/01/31	174,157
300,000	Bay Area Toll Authority, 6.26%, due 04/01/49	487,458
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14(h)	127,918
601,000	Florida State Board of Administration Finance Corp., 1.71%, due 07/01/27	611,076
715,000	Michigan Finance Authority, 2.37%, due 09/01/49(b)	731,214
355,000	Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	538,679
327,000	New Jersey Transportation Trust Fund Authority, 4.08%, due 06/15/39	370,353
25,000	New Jersey Transportation Trust Fund Authority, 4.13%, due 06/15/42	28,581
1,350,000	New York State Urban Development Corp., 5.77%, due 03/15/39	1,685,270
2,195,000	Port Authority of New York & New Jersey, 1.09%, due 07/01/23	2,223,373
1,488,000	State Board of Administration Finance Corp., 1.26%, due 07/01/25	1,502,882
885,000	State of California, 7.50%, due 04/01/34	1,395,888
555,000	State of California, General Obligation, 7.55%, due 04/01/39	947,389
695,000	State of Illinois, General Obligation, 5.00%, due 11/01/22	738,408
105,000	University of Virginia, 4.18%, due 09/01/17(h)	132,039

		11,764,110

	Sovereign Debt Obligations — 0.5%
1,267,000	Argentine Republic Government International Bond, 0.13%, due 07/09/41(e)	454,219
200,000	Bermuda Government International Bond, 2.38%, due 08/20/30 144A	200,500
200,000	Colombia Government International Bond, 5.00%, due 06/15/45	213,190
135,000	Colombia Government International Bond, 7.38%, due 09/18/37	178,035
330,000	Corp. Andina de Fomento, 2.13%, due 09/27/21	331,980
55,000	Corp. Andina de Fomento, 2.75%, due 01/06/23(f)	56,922
215,000	Export-Import Bank of India, 3.88%, due 02/01/28 144A	233,154
200,000	Indonesia Government International Bond, 4.45%, due 02/11/24	219,342
220,000	Indonesia Government International Bond, 5.88%, due 01/15/24 144A	248,750
200,000	Japan Bank for International Cooperation, 3.38%, due 10/31/23	213,411
200,000	Japan Finance Organization for Municipalities, 1.75%, due 09/05/24 144A	206,373
250,000	Province of Alberta Canada, 3.30%, due 03/15/28	280,167

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Sovereign Debt Obligations — continued
100,000	Province of Manitoba Canada, 2.13%, due 06/22/26	105,152
220,000	Province of Quebec Canada, 2.75%, due 04/12/27	239,154
301,000	Qatar Government International Bond, 3.38%, due 03/14/24 144A	323,280
568,000	Qatar Government International Bond, 5.10%, due 04/23/48 144A	755,487
235,000	Saudi Government International Bond, 4.00%, due 04/17/25 144A	259,875
698,000	Saudi Government International Bond, 4.38%, due 04/16/29 144A	809,563
400,000	Tokyo Metropolitan Government, 2.50%, due 06/08/22 144A	407,424
185,000	Uruguay Government International Bond, 4.98%, due 04/20/55	239,159
65,000	Uruguay Government International Bond, 5.10%, due 06/18/50	85,327

		6,060,464

	U.S. Government and Agency Obligations — 18.8%
495,000	FNMA, 0.88%, due 08/05/30	469,081
170,000	FNMA, 2.38%, due 01/19/23	175,774
315,000	FNMA, 2.50%, due 02/05/24	332,349
310,000	FNMA, 6.63%, due 11/15/30(n)	448,847
25,000	Tennessee Valley Authority, 7.13%, due 05/01/30	36,404
2,860,000	U.S. Treasury Bond, 1.13%, due 05/15/40	2,469,878
14,962,000	U.S. Treasury Bond, 1.13%, due 08/15/40	12,876,671
197,000	U.S. Treasury Bond, 1.25%, due 05/15/50	160,917
525,000	U.S. Treasury Bond, 1.38%, due 11/15/40	471,803
10,128,000	U.S. Treasury Bond, 1.38%, due 08/15/50	8,541,148
6,719,000	U.S. Treasury Bond, 1.88%, due 02/15/41	6,579,371
16,680,600	U.S. Treasury Bond, 1.88%, due 02/15/51	15,924,760
10,401,000	U.S. Treasury Bond, 2.25%, due 05/15/41	10,825,166
7,227,000	U.S. Treasury Bond, 2.50%, due 02/15/45	7,821,534
7,125,000	U.S. Treasury Bond, 2.50%, due 02/15/46	7,720,605
2,000,000	U.S. Treasury Bond, 2.50%, due 05/15/46	2,167,344
1,441,000	U.S. Treasury Bond, 3.00%, due 02/15/47	1,712,313
4,307,000	U.S. Treasury Bond, 3.13%, due 11/15/41	5,135,761
2,500,000	U.S. Treasury Bond, 3.38%, due 11/15/48	3,192,969
3,495,900	U.S. Treasury Bond, 3.63%, due 08/15/43	4,503,702
400,000	U.S. Treasury Bond, 3.75%, due 11/15/43	525,188
1,665,492	U.S. Treasury Inflation Indexed Bonds, 0.13%, due 01/15/30	1,829,679
476,380	U.S. Treasury Inflation Indexed Bonds, 1.00%, due 02/15/49	642,630
2,505,000	U.S. Treasury Note, 0.13%, due 03/31/23	2,501,428
6,220,000	U.S. Treasury Note, 0.13%, due 04/30/23	6,209,066
385,000	U.S. Treasury Note, 0.13%, due 06/30/23	384,090
10,504,000	U.S. Treasury Note, 0.25%, due 03/15/24	10,463,789
4,555,000	U.S. Treasury Note, 0.25%, due 05/15/24	4,530,446
3,118,000	U.S. Treasury Note, 0.38%, due 04/15/24	3,114,590
12,082,000	U.S. Treasury Note, 0.38%, due 01/31/26	11,841,776
12,641,000	U.S. Treasury Note, 0.75%, due 04/30/26	12,578,289
8,620,000	U.S. Treasury Note, 0.75%, due 05/31/26	8,571,512
8,595,000	U.S. Treasury Note, 0.88%, due 06/30/26	8,591,307
7,439,000	U.S. Treasury Note, 1.13%, due 02/15/31	7,222,804
11,538,000	U.S. Treasury Note, 1.25%, due 03/31/28	11,585,324
9,078,000	U.S. Treasury Note, 1.25%, due 04/30/28	9,107,787
624,000	U.S. Treasury Note, 1.25%, due 05/31/28	625,658

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	U.S. Government and Agency Obligations — continued
6,045,000	U.S. Treasury Note, 1.25%, due 06/30/28	6,054,918
575,000	U.S. Treasury Note, 1.63%, due 02/15/26	596,181
12,143,000	U.S. Treasury Note, 1.63%, due 05/15/31	12,330,837
18,165,000	U.S. Treasury Note, 2.88%, due 05/15/28(o)	20,183,727
6,675,000	U.S. Treasury STRIPS, 1.67%, due 08/15/30(m)	5,786,764
955,000	U.S. Treasury STRIPS, 2.27%, due 05/15/37(m) (n)	699,515
360,000	U.S. Treasury STRIPS, 2.43%, due 11/15/38(m)	252,162
155,000	U.S. Treasury STRIPS, 2.46%, due 05/15/39(m)	107,201
370,000	U.S. Treasury STRIPS, 2.47%, due 02/15/39(m)	256,928
255,000	U.S. Treasury STRIPS, 2.49%, due 08/15/39(m)	175,068
2,310,000	U.S. Treasury STRIPS, 2.54%, due 02/15/40(m)	1,561,970
3,325,000	U.S. Treasury STRIPS, 2.61%, due 11/15/40(m)	2,198,293
5,195,000	U.S. Treasury STRIPS, 2.69%, due 11/15/41(m)	3,338,436
1,105,000	U.S. Treasury STRIPS, 2.73%, due 05/15/42(m)	700,688
85,000	U.S. Treasury STRIPS, 2.75%, due 08/15/42(m)	53,482
4,620,000	U.S. Treasury STRIPS, 2.76%, due 02/15/43(m)	2,876,405
1,750,000	U.S. Treasury STRIPS, 2.77%, due 11/15/42(m)	1,092,996
646,000	U.S. Treasury STRIPS, 2.79%, due 11/15/43(m)	395,397
280,000	U.S. Treasury STRIPS, 2.80%, due 05/15/44(m)	169,642
2,095,000	U.S. Treasury STRIPS, 2.83%, due 08/15/44(m)	1,258,931
670,000	U.S. Treasury STRIPS, 2.83%, due 02/15/45(m)	399,100
430,000	U.S. Treasury STRIPS, 2.86%, due 11/15/45(m)	251,969
310,000	U.S. Treasury STRIPS, 2.87%, due 02/15/46(m)	180,566

		252,812,936

	TOTAL DEBT OBLIGATIONS (COST $1,299,794,498)	1,327,164,184

	SHORT-TERM INVESTMENT — 0.9%

	Mutual Fund -Securities Lending Collateral — 0.9%
12,629,388	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(p) (q)	12,629,388

	TOTAL SHORT-TERM INVESTMENT (COST $12,629,388)	12,629,388

	TOTAL INVESTMENTS — 99.4% (Cost $1,312,423,886)	1,339,793,572

	Other Assets and Liabilities (net) — 0.6%	8,422,761

	NET ASSETS — 100.0%	$1,348,216,333

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Notes to Schedule of Investments:

(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).

(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	When-issued security.

(d)	Variable or floating rate note. Rate shown is as of June 30, 2021.

(e)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.

(f)	All or a portion of this security is out on loan.

(g)	Security is perpetual and has no stated maturity date.

(h)	Year of maturity is greater than 2100.

(i)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $712,579, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.

(j)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(k)	Security is currently in default.

(l)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $572 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2021 was $1,565,555.

(m)	Interest rate presented is yield to maturity.

(n)	All or a portion of this security is pledged for open centrally cleared swaps collateral.

(o)	All or a portion of this security is pledged for open futures collateral.

(p)	The rate disclosed is the 7-day net yield as of June 30, 2021.

(q)	Represents an investment of securities lending cash collateral.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $295,473,833 which represents 21.9% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

At June 30, 2021, the Fund held the following restricted securities:

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
Bellemeade Re, Ltd. CMO, Series 2019-3A, Class M1A, 1.19% (1 mo. USD LIBOR + 1.10%), due 07/25/29	07/17/19	USD	67,286	$67,286	$67,378
Credit Agricole SA, 2.81%, due 01/11/41	01/28/21	USD	250,000	248,693	237,644
Credit Suisse Mortgage Trust, Series 2020-11R, 1.00%, due 04/28/38	12/03/20	USD	393,357	393,357	393,357
LSC Communications, Inc., 8.75%, due 10/15/23	09/23/16	USD	284,000	261,581	14,200

					$712,579

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
EUR	7,794,015	USD	9,306,171	07/02/21	JPMorgan Chase Bank N.A.	$(63,244)
USD	9,532,743	EUR	7,794,015	07/02/21	JPMorgan Chase Bank N.A.	289,816
USD	9,312,048	EUR	7,794,015	08/03/21	JPMorgan Chase Bank N.A.	63,016

						$289,588

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
190	U.S. Treasury Note 2-Year	Sep 2021	$41,860,859	$(65,489)
288	U.S. Treasury Note 5-Year	Sep 2021	35,547,750	(89,782)
43	U.S. Ultra Bond	Sep 2021	8,285,563	294,631

				$139,360

Sales
10	Euro-Bobl	Sep 2021	$1,590,886	$(1,800)
3	Euro-Bund	Sep 2021	614,095	(3,356)
36	Euro-Schatz	Sep 2021	4,787,528	709
3	U.S. Long Bond	Sep 2021	482,250	(5,910)
10	U.S. Treasury Note 10-Year	Sep 2021	1,325,000	299
219	U.S. Ultra 10-Year	Sep 2021	32,237,484	(613,815)

				$(623,873)

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
2.15%	At Maturity	CPI-U	At Maturity	01/13/26	$111	USD 1,840,000	$(69,353)	$(69,464)
2.21%	At Maturity	CPI-U	At Maturity	01/12/26	106	920,000	(32,081)	(32,187)
2.30%	At Maturity	CPI-U	At Maturity	02/02/26	(33,586)	7,880,000	(235,483)	(201,897)
2.37%	At Maturity	CPI-U	At Maturity	02/18/26	117	2,755,000	(68,817)	(68,934)

								$(372,482)

Currency Abbreviations

EUR	— Euro
USD	— U.S. Dollar

Other Abbreviations

ACES	— Alternative Credit Enhancement Securities
CLO	— Collateralized Loan Obligation
CMO	— Collateralized Mortgage Obligation
CMT	— Constant Maturity Treasury Index
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MTN	— Medium Term Note
PIK	— Payment In Kind
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TBA	— To Be Announced
UMBS	— Uniform Mortgage-Backed Securities are single-class securities backed by fixed-rate mortgage loans purchased by either FHLMC or FNMA

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	99.2
Swaps	0.0	*
Futures Contracts	0.0	*
Forward Foreign Currency Contracts	(0.7)
Short-Term Investment	0.9
Other Assets and Liabilities (net)	0.6

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.